Fidelity
DestinySM

Portfolios:
Destiny I - Class N
Destiny II - Class N

Semiannual Report

March 31, 2002

(destiny_graphic).

Semiannual Report

Contents

Annual Report

Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The managers' review of the funds' performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the funds' investments over the past six months.
Destiny I
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Destiny II
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I: Class N

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in DestinySM I: Class N on March 31, 1992. As the chart shows, by March 31, 2002, the value of the investment would have grown to $25,379 - a 153.79% increase on the initial investment. For comparison, look at how the S&P 500 ® did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,731 - a 247.31% increase.

Cumulative Total Returns

Periods ended March 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL N	11.32%	-4.00%	9.55%	153.79%
S&P 500	10.99%	0.24%	62.35%	247.31%
LipperSM Growth Funds Average	12.29%	-2.38%	53.64%	198.21%

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL N	-4.00%	1.84%	9.76%
$50/month 15-Year Plan	-52.00%	-0.28%	9.20%
S&P 500	0.24%	10.18%	13.26%
Lipper Growth Funds Average	-2.38%	8.51%	11.06%

Destiny I began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

The charts above show Destiny I: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans I: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,084 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger)The LipperSM large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of March 31, 2002, the six month, one year, five year, and 10 year cumulative total returns for the large cap core funds average were 10.30%, -1.87%, 47.97%, and 189.44%, respectively; and the one year, five year, and 10 year average annual total returns were -1.87%, 7.99%, and 10.97%, respectively. The six months, one year, five year, and 10 year cumulative total returns for the large cap supergroup average were 10.60%, -2.99%, 49.25%, and 188.41%, respectively; and the one year, five year, and 10 year average annual total returns were -2.99%, 8.09%, and 10.91%, respectively.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II: Class N

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Destiny II: Class N on March 31, 1992. As the chart shows, by March 31, 2002, the value of the investment would have grown to $35,443 - a 254.43% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,731 - a 247.31% increase.

Cumulative Total Returns

Periods ended March 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL N	8.03%	0.37%	54.64%	254.43%
S&P 500	10.99%	0.24%	62.35%	247.31%
Lipper Growth Funds Average	12.29%	-2.38%	53.64%	198.21%

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL N	0.37%	9.11%	13.49%
$50/month 15-Year Plan	-49.82%	6.83%	12.91%
S&P 500	0.24%	10.18%	13.26%
Lipper Growth Funds Average	-2.38%	8.51%	11.06%

Destiny II began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class N.

The charts above show Destiny II: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans II: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,084 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger)The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of March 31, 2002, the six months, one year, five year, and 10 year cumulative total returns for the large cap core funds average were 10.30%, -1.87%, 47.97%, and 189.44%, respectively; and the one year, five year, and 10 year average annual total returns were -1.87%, 7.99%, and 10.97%, respectively. The six months, one year, five year, and 10 year cumulative total returns for the large cap supergroup average were 10.60%, -2.99%, 49.25%, and 188.41%, respectively; and the one year, five year, and 10 year average annual total returns were -2.99%, 8.09%, and 10.91%, respectively.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview

Market Recap

The equity markets faced an onslaught of disruptive events during the six-month period that ended March 31, 2002, so much so that many market pundits expected the indexes to continue unraveling after the September 11 terrorist attacks sent stocks plummeting across the board. Additionally, fears of future terrorist attacks or additional anthrax incidents were at a feverish pitch, causing both American consumers and corporations to curtail spending. The war in Afghanistan began, fueling greater market uncertainty. A well-respected economic research center said the U.S. had been in a recession for several months, raising more concerns about corporate profitability, as did rising energy prices. Further, some of the nation's largest companies, such as Enron and Kmart, went bankrupt. Enron's sudden collapse fueled an intensified search by the Securities and Exchange Commission for other companies with suspect accounting. Despite the magnitude of these issues, investors by and large looked beyond them, with many opportunistically choosing instead to scoop up stocks at bargain prices. As the period progressed, a number of positive factors also emerged that boosted sentiment for stocks. Consumer spending in several industries, such as automotive and select retail outlets, came back stronger than expected. The Federal Reserve Board reduced key interest rates on three different occasions, bringing them down to their lowest levels in decades. At the same time, inflation remained low by historical standards. Additionally, monthly economic data began to show that the sluggish economy had stabilized, making investors increasingly optimistic about a turnaround. As such, the major equity indexes finished the period higher. The blue chips' Dow Jones Industrial AverageSM returned 18.64%, while the tech-heavy NASDAQ Composite® Index and the large-cap Standard & Poor's 500SM Index rose 23.32% and 10.99%, respectively.

(Portfolio Manager photograph)
An interview with Karen Firestone, Portfolio Manager of Destiny I

Q. How did the fund perform, Karen?

A. For the six months that ended March 31, 2002, the fund's Class N shares returned 11.32%. In comparison, the Standard & Poor's 500 Index gained 10.99% and the growth funds average tracked by Lipper Inc. advanced 12.29%. For the one-year period that ended March 31, 2002, the fund's Class N shares returned -4.00%, while the S&P 500 index and Lipper average returned 0.24% and -2.38%, respectively.

Q. Why did the fund beat its benchmark, but slightly trail its peer average during the past six months?

A. The fund's emphasis on growth stocks bolstered returns, as the prospects for economic recovery strengthened in the wake of September 11. I became more aggressive early in the period, emphasizing quality companies whose stocks looked unfairly beaten down as a result of the attacks. I focused mostly on the technology, industrial and consumer discretionary sectors, which snapped back strongly during the fourth quarter of 2001 in anticipation of an improving economy. While this aggressive posture, coupled with strong stock picking, contributed to our success relative to the index, it couldn't help us overcome our average peer, which tended to be even more offensively positioned than we were. Fund performance, however, benefited from maintaining scant exposure to such lagging areas of the market as telecommunication services, where industry fundamentals remained challenging. At the same time, we were rewarded for completely avoiding a handful of companies with overly complex accounting structures - most notably Tyco International and Enron, which we exited early - that suffered from growing concerns about the dependability of reported earnings.

Q. Could you expand a bit on your cyclical strategy?

A. Sure. Within technology, I focused mainly on large-cap companies poised to benefit from a revival in business spending and a new personal computer cycle. Core holdings included blue chips Microsoft, Intel and IBM, which performed nicely overall during the period. I also held several smaller-sized semiconductor-related stocks such as Marvell Technology, which produced exceptionally strong gains. During tech's rally, however, some of the more volatile stocks began to look expensive and, thus, vulnerable to the still-present downside risk in the sector. So, I scaled back some of our positions to take profits late in 2001. This decision proved wise, as the market rotated away from tech stocks - along with most growth sectors - during the first quarter of this year. In hindsight, I wish I had trimmed even more. Other cyclical plays that paid off for us included industrial stocks, such as TRW and Textron, and such media holdings as Tribune Co., which rebounded on improved advertising revenues. We also played defense fairly well. Adding to positions in attractively priced consumer staples stocks, including Philip Morris, helped during the first quarter as uncertainty about the economy's recovery re-emerged.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview - continued

Q. What moves restrained performance?

A. The fund was hurt most by my positioning in health care. I felt that owning large-cap drug stocks, which generally are very defensive and historically have tended to produce strong relative earnings in difficult economic times, would be an appropriate strategy. As it turns out, I was wrong. The tone of the entire industry turned negative due to patent expirations, slower product approvals and manufacturing problems. Owning large stakes in some of these companies, including Bristol-Myers Squibb and Merck, detracted from fund results. I scaled back on the fund's drug weighting during the period as I became more cautious about the growth outlook for a group that had very little earnings momentum, was not considered a cyclical play on an economic recovery and faced increased competition from generic drugs. The tone was even more negative in the biotech space, where several smaller holdings such as Protein Design Labs were dragged down with the weakness in the NASDAQ, as the market embraced companies with better near-term earnings prospects.

Q. What's your outlook?

A. I still feel it's best not to place bets on the economy. While I believe a recovery is underway, its continued pace and magnitude remain uncertain. That said, I'd rather focus my energy on trying to pick names that I feel can outperform the market and show good earnings results over the next 12 months regardless of how the economy fares. Due to reduced earnings visibility, I'll continue to take profits in stocks that hit my price targets within some of the more volatile groups, while maintaining a healthy defensive component in the fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: July 10, 1970

Size: as of March 31, 2002, more than $3.9 billion

Manager: Karen Firestone, since 2000; manager, Fidelity Advisor Large Cap Stock Fund and Fidelity Large Cap Stock Fund, since 1998; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

3

Karen Firestone on issues within the market:

"It's been a challenge finding growth in today's market, but we have found some attractive opportunities recently. During the period, solid research led me to several companies that presented interesting growth stories before their prospects had been fully reflected in their stock prices. Examples ranged from defense stocks such as TRW, which I bought prior to the buyout offer made by Northrop Grumman; to media stocks, including Grupo Televisa, based on its dominance in Mexico's television broadcasting market; to the consumer product portfolios of Fortune Brands and Alberto-Culver, which were growing nicely at the end of the period. These companies are all, in some way, special situations. I'm not looking for industries where everything is going to be perfect. I'm going for outperformance in companies I feel have improving fundamentals. With the economy growing unevenly, it's even more important that I try to consistently identify those companies likely to produce better earnings growth than the overall market.

"I have always had a problem with fuzzy accounting, or accounting too complex for me to understand. Simply put, if I can't figure out a company's financials or what is driving the business, then I don't want to own its stock.

"One area where I feel quite fortunate is in the ability to buy smaller-sized stocks for the fund - those with market capitalizations as low as $2 billion-$3 billion. While it is unlikely that any of these names will ever represent a sizable weighting in the fund, it may be advantageous for me to own a number of smaller positions at any given time if the risk/reward is favorable. Right now, for instance, I have several stocks that fall squarely in the mid-cap range, or $2 billion-$10 billion, and which were central to much of the fund's outperformance during the past six months. I plan to continue to look for similar-type companies that are slightly underfollowed and underappreciated by Wall Street. It's in this kind of challenging economic environment where we could potentially find smaller companies growing very quickly and gaining market share, and not at the mercy of the entire economic system for their well-being."

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview

Market Recap

The equity markets faced an onslaught of disruptive events during the six-month period that ended March 31, 2002, so much so that many market pundits expected the indexes to continue unraveling after the September 11 terrorist attacks sent stocks plummeting across the board. Additionally, fears of future terrorist attacks or additional anthrax incidents were at a feverish pitch, causing both American consumers and corporations to curtail spending. The war in Afghanistan began, fueling greater market uncertainty. A well-respected economic research center said the U.S. had been in a recession for several months, raising more concerns about corporate profitability, as did rising energy prices. Further, some of the nation's largest companies, such as Enron and Kmart, went bankrupt. Enron's sudden collapse fueled an intensified search by the Securities and Exchange Commission for other companies with suspect accounting. Despite the magnitude of these issues, investors by and large looked beyond them, with many opportunistically choosing instead to scoop up stocks at bargain prices. As the period progressed, a number of positive factors also emerged that boosted sentiment for stocks. Consumer spending in several industries, such as automotive and select retail outlets, came back stronger than expected. The Federal Reserve Board reduced key interest rates on three different occasions, bringing them down to their lowest levels in decades. At the same time, inflation remained low by historical standards. Additionally, monthly economic data began to show that the sluggish economy had stabilized, making investors increasingly optimistic about a turnaround. As such, the major equity indexes finished the period higher. The blue chips' Dow Jones Industrial AverageSM returned 18.64%, while the tech-heavy NASDAQ Composite® Index and the large-cap Standard & Poor's 500SM Index rose 23.32% and 10.99%, respectively.

(Portfolio Manager photograph)
An interview with Adam Hetnarski, Portfolio Manager of Destiny II

Q. How did the fund perform, Adam?

A. For the six months ending March 31, 2002, the fund's Class N shares had a total return of 8.03%, while the Standard & Poor's 500 Index finished with a 10.99% mark. The growth funds average tracked by Lipper Inc. did better still, with a return of 12.29%. For the 12 months ending March 31, 2002, the fund returned 0.37%, compared with 0.24% and -2.38% for the S&P 500 and Lipper average, respectively.

Q. Why did the fund underperform the S&P 500 and its Lipper peer group during the six-month period?

A. I was cautious about the markets and positioned the fund defensively, with a big underweighting in the semiconductor segment of technology and a significant underweighting in financials, both of which hurt our performance compared with the S&P 500 and our peer group. Technology had a good run in the fourth quarter of 2001, as investors aggressively bought growth stocks based on optimistic expectations about the economy as a result of the Federal Reserve Board's aggressive cuts in interest rates. However, I saw little indication of an imminent rebound in corporate information technology spending and felt that many tech stocks became overvalued. Additionally, the fund's overweighting in consumer staples, a defensive sector known for its stable earnings growth, was a drawback in the fourth quarter.

Q. Can you provide more details about your reasons for the fund's positioning in financials and technology?

A. I underweighted financials for two reasons. First, I felt that financial stocks would not have the tailwind of Fed rate cuts at their backs for much longer. Second, I thought a fresh wave of credit problems might hamper bank stocks before the economy makes a genuine recovery. In technology, I was mindful of the fact that semiconductors tend to be very cyclical and, with my cautious view about the near-term prospects for the economy, I preferred not to have much exposure there, especially after the tech sector's strong fourth-quarter performance raised valuations. Additionally, I expected a new personal computer cycle to begin soon but preferred to play it from the software side, with a heavy emphasis on Microsoft, which I thought was cheap compared with the shares of most PC manufacturers.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview - continued

Q. What stocks contributed most to the fund's performance?

A. Microsoft, the fund's largest holding, also was its top contributor. In addition to being reasonably priced, the stock was aided by strong earnings growth, a solid balance sheet and new cycles for the company's Windows and Office software, as well as favorable expectations surrounding the introduction of its Xbox video game console. A second positive contributor, disk drive manufacturer Western Digital, benefited from growing demand for disk drives in the video game console industry. The other two stocks worthy of mention both were in the consumer staples sector and top-10 holdings - beverage maker Coca-Cola and cigarette manufacturer Philip Morris. These stocks were helped by their history of reliable earnings growth, while Philip Morris also responded positively to improving prospects for the favorable resolution of some smoking-related lawsuits.

Q. What stocks detracted from performance?

A. Software holding Computer Associates fell sharply on news that the company was being investigated by the FBI for stock manipulation. Further damage came from scaled-back revenue growth projections. Pharmaceutical stock Bristol-Myers Squibb fell to a four-year low after disappointing research findings on Vanlev, a heart failure medication that appeared to be one of the most promising drugs in the company's pipeline. Two telecommunications detractors, Qwest and AT&T, represented my attempts to buy stocks at good valuations that also had attractive growth prospects. However, a Securities and Exchange Commission investigation into alleged accounting irregularities hampered Qwest, which I sold along with Computer Associates.

Q. What's your outlook, Adam?

A. The Fed's aggressive rate cuts last year could stimulate some kind of economic recovery later in 2002. However, it's also possible that unemployment will creep up again and we'll get a "double dip" in this recession, as we have a number of times in the past. At the moment, I am inclined to favor the double-dip scenario. However, I plan to remain flexible, and if the data begin to show a more favorable pattern than I expect, I will move the fund to a less defensive stance.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: December 30, 1985

Size: as of March 31, 2002, more than $4.9 billion

Manager: Adam Hetnarski, since 2000; manager, Fidelity Contrafund II, since 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 1996-1998; analyst, networking and electronics industries, 1994-1996; joined Fidelity in 1991

3

Adam Hetnarski on looking for growth in consumer-driven stocks:

"In my search for growth at a reasonable price, I've begun to take a closer look at the aging baby boomers, a huge demographic group born between 1946 and 1964. The boomers have been the source of a number of important economic trends, including the massive wave of late-1990s stock speculation that drove share prices to previously unheard-of heights. The oldest people in this group, now in their mid-50s, generally have a propensity to spend lavishly on recreational vehicles, boats and other big-ticket leisure items. During the period, I added several stocks to the fund that I thought could benefit from this trend. On the other hand, aging baby boomers are not big spenders on clothing, so I think retail clothing companies that target mature adults could have a difficult time of it in the near future.

"It's worth noting that the retail sector was one area that did well during the period, as investors sought shelter in stocks that might benefit from healthy consumer spending. Lower interest rates made it easier for people to refinance their homes, free up cash and continue spending even as corporate capital spending virtually dropped off the map. Going forward, however, I think there may be little room for consumer spending to accelerate and lift us out of this recession, as has happened in a number of prior recessions. Consumer debt remains high and personal bankruptcies continue to increase, whereas normally by this point in the cycle consumers have significantly reined in their spending and pared down debt. I conclude, then, that market sectors that depend on consumer spending but do not have a specific catalyst - such as an infusion of baby boomer capital - could be disappointing for the foreseeable future and I've avoided them as a result."

Semiannual Report

Investment Changes

Top Ten Equity Holdings - Destiny I
as of March 31, 2002		as of September 30, 2001
Microsoft Corp.		Microsoft Corp.
Philip Morris Companies, Inc.		Pfizer, Inc.
General Electric Co.		General Electric Co.
Pfizer, Inc.		Philip Morris Companies, Inc.
Wal-Mart Stores, Inc.		Exxon Mobil Corp.
Intel Corp.		Bristol-Myers Squibb Co.
Exxon Mobil Corp.		Wal-Mart Stores, Inc.
International Business Machines Corp.		AOL Time Warner, Inc.
The Coca-Cola Co.		Fannie Mae
Citigroup, Inc.		Merck & Co., Inc.
Top Ten Equity Holdings - Destiny II
as of March 31, 2002		as of September 30, 2001
Microsoft Corp.		Microsoft Corp.
The Coca-Cola Co.		Bristol-Myers Squibb Co.
Philip Morris Companies, Inc.		Pfizer, Inc.
BellSouth Corp.		Philip Morris Companies, Inc.
Pfizer, Inc.		The Coca-Cola Co.
Lockheed Martin Corp.		AT&T Corp.
ChevronTexaco Corp.		BellSouth Corp.
PepsiCo, Inc.		Cardinal Health, Inc.
American International Group, Inc.		SBC Communications, Inc.
Exxon Mobil Corp.		Johnson & Johnson
Top Five Market Sectors - Destiny I
as of March 31, 2002	% of fund's net assets	as of September 30, 2001	% of fund's net assets
Information Technology	21.1%	Health Care	19.6%
Consumer Discretionary	15.8%	Information Technology	16.3%
Health Care	14.3%	Financials	14.0%
Financials	11.7%	Consumer Discretionary	13.1%
Industrials	11.1%	Consumer Staples	10.5%
Top Five Market Sectors - Destiny II
as of March 31, 2002	% of fund's net assets	as of September 30, 2001	% of fund's net assets
Consumer Staples	17.5%	Health Care	22.7%
Information Technology	14.0%	Information Technology	17.0%
Health Care	13.9%	Consumer Staples	10.8%
Industrials	9.6%	Telecommunication Services	9.5%
Consumer Discretionary	9.6%	Financials	9.2%

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investments March 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 1.1%
Michelin SA (Compagnie Generale des Etablissements) Series B	553,300	$ 20,970,939
TRW, Inc.	423,800	21,812,986
		42,783,925
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	1,173,100	32,553,525
Starwood Hotels & Resorts Worldwide, Inc. unit	311,000	11,696,710
		44,250,235
Household Durables - 0.9%
Fortune Brands, Inc.	242,900	11,991,973
Sony Corp. sponsored ADR	454,900	23,518,330
		35,510,303
Leisure Equipment & Products - 0.5%
Mattel, Inc.	892,400	18,597,616
Media - 6.0%
Adelphia Communications Corp. Class A	957,100	14,260,790
AOL Time Warner, Inc. (a)	1,250,700	29,579,055
Belo Corp. Series A	572,000	13,299,000
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	113,800	8,250,500
Comcast Corp. Class A (special) (a)	498,600	15,855,480
Grupo Televisa SA de CV sponsored ADR (a)	589,500	28,596,645
RTL Group	288,215	11,214,835
Television Francaise 1 SA	400,100	12,419,916
Tribune Co.	789,820	35,905,217
Viacom, Inc. Class B (non-vtg.) (a)	886,465	42,878,312
Vivendi Universal SA sponsored ADR	326,080	12,554,080
Walt Disney Co.	617,990	14,263,209
		239,077,039
Multiline Retail - 3.6%
Big Lots, Inc.	1,012,900	14,231,245
Costco Wholesale Corp. (a)	425,700	16,951,374
Wal-Mart Stores, Inc.	1,811,500	111,026,835
		142,209,454
Specialty Retail - 2.2%
Best Buy Co., Inc. (a)	275,333	21,806,374
Lowe's Companies, Inc.	1,240,850	53,964,567
Staples, Inc. (a)	531,400	10,612,058
		86,382,999
Textiles & Apparel - 0.4%
The Swatch Group AG (Reg.)	680,393	14,683,143
TOTAL CONSUMER DISCRETIONARY		623,494,714

	Shares	Value (Note 1)
CONSUMER STAPLES - 10.6%
Beverages - 3.9%
Anheuser-Busch Companies, Inc.	536,000	$ 27,979,200
PepsiCo, Inc.	1,059,100	54,543,650
The Coca-Cola Co.	1,313,700	68,653,962
		151,176,812
Food Products - 0.9%
Dean Foods Co. (a)	141,500	10,714,380
Kellogg Co.	547,000	18,362,790
McCormick & Co., Inc. (non-vtg.)	138,200	7,066,166
		36,143,336
Household Products - 0.8%
Procter & Gamble Co.	350,000	31,531,500
Personal Products - 1.6%
Alberto-Culver Co. Class B	452,810	24,451,740
Gillette Co.	1,164,900	39,618,249
		64,069,989
Tobacco - 3.4%
Philip Morris Companies, Inc.	2,549,370	134,275,318
TOTAL CONSUMER STAPLES		417,196,955
ENERGY - 5.8%
Energy Equipment & Services - 0.8%
Schlumberger Ltd. (NY Shares)	551,000	32,409,820
Oil & Gas - 5.0%
Amerada Hess Corp.	188,900	14,991,104
BP PLC sponsored ADR	309,900	16,455,690
ChevronTexaco Corp.	323,100	29,166,237
Conoco, Inc.	1,343,300	39,197,494
Exxon Mobil Corp.	1,691,100	74,120,913
Phillips Petroleum Co.	381,270	23,943,756
		197,875,194
TOTAL ENERGY		230,285,014
FINANCIALS - 11.7%
Banks - 3.5%
Bank of America Corp.	549,900	37,404,198
Bank One Corp.	686,900	28,698,682
FleetBoston Financial Corp.	593,769	20,781,915
Mercantile Bankshares Corp.	123,076	5,324,268
Wachovia Corp.	541,747	20,087,979
Wells Fargo & Co.	557,900	27,560,260
		139,857,302
Diversified Financials - 6.7%
American Express Co.	985,800	40,378,368
Charles Schwab Corp.	1,309,900	17,146,591
Citigroup, Inc.	1,377,466	68,212,116
Credit Saison Co. Ltd.	466,100	9,715,542
Fannie Mae	579,900	46,322,412
Freddie Mac	194,900	12,350,813
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
JAFCO Co. Ltd.	103,600	$ 7,653,826
Merrill Lynch & Co., Inc.	543,300	30,087,954
Morgan Stanley Dean Witter & Co.	553,900	31,744,009
		263,611,631
Insurance - 1.5%
American International Group, Inc.	828,264	59,750,965
TOTAL FINANCIALS		463,219,898
HEALTH CARE - 14.3%
Biotechnology - 2.8%
Alkermes, Inc. (a)	536,900	13,991,614
Amgen, Inc. (a)	401,500	23,961,520
Cell Therapeutics, Inc. (a)	540,300	13,415,649
Cephalon, Inc. (a)	121,600	7,660,800
Geneprot, Inc. (c)	262,000	2,882,000
Human Genome Sciences, Inc. (a)	262,200	5,713,338
Ilex Oncology, Inc. (a)	679,000	11,719,540
Millennium Pharmaceuticals, Inc. (a)	600,397	13,394,857
Myriad Genetics, Inc. (a)	165,400	5,542,554
Protein Design Labs, Inc. (a)	604,300	10,351,659
		108,633,531
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	1,002,900	25,162,761
Guidant Corp. (a)	188,600	8,170,152
Medtronic, Inc.	803,500	36,326,235
Stryker Corp.	508,700	30,689,871
		100,349,019
Health Care Providers & Services - 0.5%
Trigon Healthcare, Inc. (a)	272,800	20,138,096
Pharmaceuticals - 8.5%
Abbott Laboratories	760,700	40,012,820
Allergan, Inc.	501,600	32,428,440
Bristol-Myers Squibb Co.	627,560	25,409,904
Forest Laboratories, Inc. (a)	228,500	18,668,450
Johnson & Johnson	519,600	33,748,020
Merck & Co., Inc.	474,510	27,322,286
Mylan Laboratories, Inc.	484,200	14,264,532
NPS Pharmaceuticals, Inc. (a)	289,000	9,430,070
Pfizer, Inc.	2,914,125	115,807,328
Schering-Plough Corp.	324,500	10,156,850
Watson Pharmaceuticals, Inc. (a)	227,700	6,168,393
		333,417,093
TOTAL HEALTH CARE		562,537,739
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.7%
Boeing Co.	486,400	23,468,800

	Shares	Value (Note 1)
Lockheed Martin Corp.	428,400	$ 24,667,272
Northrop Grumman Corp.	154,800	17,500,140
		65,636,212
Airlines - 0.6%
AMR Corp. (a)	484,200	12,787,722
Southwest Airlines Co.	645,700	12,494,295
		25,282,017
Building Products - 0.6%
American Standard Companies, Inc. (a)	322,700	22,831,025
Commercial Services & Supplies - 0.5%
Paychex, Inc.	407,200	16,165,840
Robert Half International, Inc. (a)	61,900	1,827,288
		17,993,128
Construction & Engineering - 0.3%
Fluor Corp.	252,500	10,299,475
Electrical Equipment - 0.2%
Emerson Electric Co.	145,900	8,373,201
Industrial Conglomerates - 4.0%
General Electric Co.	3,144,100	117,746,545
Minnesota Mining & Manufacturing Co.	140,600	16,170,406
Textron, Inc.	489,900	25,033,890
		158,950,841
Machinery - 1.2%
Danaher Corp.	139,540	9,910,131
Graco, Inc.	343,300	14,023,805
Illinois Tool Works, Inc.	316,000	22,862,600
		46,796,536
Road & Rail - 2.0%
Canadian National Railway Co.	752,240	37,543,576
Union Pacific Corp.	695,500	43,218,370
		80,761,946
TOTAL INDUSTRIALS		436,924,381
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.7%
Brocade Communications System, Inc. (a)	394,000	10,638,000
Cisco Systems, Inc. (a)	2,962,339	50,152,399
Lucent Technologies, Inc.	1,874,100	8,864,493
Nokia Corp. sponsored ADR	593,200	12,302,968
Tekelec (a)	816,500	9,357,090
UTStarcom, Inc. (a)	558,000	14,636,340
		105,951,290
Computers & Peripherals - 3.5%
Dell Computer Corp. (a)	1,633,900	42,661,129
EMC Corp. (a)	1,147,800	13,681,776
International Business Machines Corp.	664,900	69,149,600
NCR Corp. (a)	275,300	12,319,675
		137,812,180
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	319,600	11,173,216
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Anritsu Corp.	370,000	$ 2,928,760
Kyocera Corp.	83,800	5,866,000
		19,967,976
Internet Software & Services - 0.2%
Check Point Software Technologies Ltd. (a)	249,700	7,590,880
Semiconductor Equipment & Products - 7.9%
Altera Corp. (a)	474,400	10,375,128
Analog Devices, Inc. (a)	599,500	27,001,480
Applied Materials, Inc. (a)	208,900	11,337,003
Chartered Semiconductor Manufacturing Ltd. ADR (a)	453,000	12,190,230
Integrated Circuit Systems, Inc. (a)	341,280	6,962,112
Integrated Device Technology, Inc. (a)	521,500	17,334,660
Intel Corp.	3,150,900	95,818,869
International Rectifier Corp. (a)	316,900	14,390,429
LAM Research Corp. (a)	207,100	6,072,172
LTX Corp. (a)	719,000	19,549,610
Marvell Technology Group Ltd. (a)	340,300	14,905,140
Micrel, Inc. (a)	421,900	10,640,318
Micron Technology, Inc. (a)	637,340	20,968,486
QLogic Corp. (a)	174,000	8,616,480
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	342,400	7,104,800
Texas Instruments, Inc.	638,500	21,134,350
Tokyo Electron Ltd.	121,300	8,421,961
		312,823,228
Software - 6.3%
Adobe Systems, Inc.	349,300	14,073,297
BEA Systems, Inc. (a)	494,600	6,780,966
Microsoft Corp. (a)	3,554,049	214,344,693
Oracle Corp. (a)	994,500	12,729,600
		247,928,556
TOTAL INFORMATION TECHNOLOGY		832,074,110
MATERIALS - 0.9%
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	432,100	18,243,262
Metals & Mining - 0.4%
Placer Dome, Inc.	1,505,200	18,223,675
TOTAL MATERIALS		36,466,937
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.1%
AT&T Corp.	2,188,780	34,363,846
BellSouth Corp.	586,000	21,599,960
Korea Telecom Corp. sponsored ADR	426,600	10,229,868

	Shares	Value (Note 1)
SBC Communications, Inc.	541,700	$ 20,281,248
Verizon Communications, Inc.	777,500	35,492,875
		121,967,797
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	625,500	11,527,965
TOTAL TELECOMMUNICATION SERVICES		133,495,762
TOTAL COMMON STOCKS (Cost $3,534,610,747)		3,735,695,510
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 1.86% (b) (Cost $221,197,435)	221,197,435	221,197,435
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 3/29/02 due 4/1/02 (Cost $397,000)	$ 397,059	397,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,756,205,182)		3,957,289,945
NET OTHER ASSETS - (0.3)%		(11,889,740)
NET ASSETS - 100%		$ 3,945,400,205
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 1,441,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,731,025,444 and $1,876,072,115, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $137,623 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,882,000 or 0.1% of net assets.

Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $3,819,837,374. Net unrealized appreciation aggregated $137,452,571, of which $621,688,110 related to appreciated investment securities and $484,235,539 related to depreciated investment securities.

At September 30, 2001, the fund had a capital loss carryforward of approximately $78,295,000 all of which will expire on September 30, 2009.
The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $645,063,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,212,433 and repurchase agreements of $397,000) (cost $3,756,205,182) - See accompanying schedule		$ 3,957,289,945
Cash		814
Receivable for investments sold		22,762,892
Receivable for fund shares sold		1,257,071
Dividends receivable		4,170,343
Interest receivable		380,032
Other receivables		28,060
Total assets		3,985,889,157
Liabilities
Payable for investments purchased	$ 15,474,805
Payable for fund shares redeemed	2,344,194
Accrued management fee	1,319,712
Distribution fees payable	2,313
Other payables and accrued expenses	189,028
Collateral on securities loaned, at value	21,158,900
Total liabilities		40,488,952
Net Assets		$ 3,945,400,205
Net Assets consist of:
Paid in capital		$ 4,793,416,818
Undistributed net investment income		3,680,766
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,052,762,830)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		201,065,451
Net Assets		$ 3,945,400,205
Class O: Net Asset Value, offering price and redemption price per share ($3,934,205,926 ÷ 307,096,122 shares)		$ 12.81
Class N: Net Asset Value, offering price and redemption price per share ($11,194,279 ÷ 884,421 shares)		$ 12.66

Statement of Operations

	Six months ended March 31, 2002 (Unaudited)
Investment Income
Dividends		$ 21,555,355
Interest		2,019,006
Security lending		157,588
Total income		23,731,949
Expenses
Management fee	$ 8,847,485
Transfer agent fees	146,707
Distribution fees	11,543
Accounting and security lending fees	319,140
Non-interested trustees' compensation	4,777
Custodian fees and expenses	72,472
Registration fees	21,922
Audit	20,090
Legal	18,793
Miscellaneous	26,013
Total expenses before reductions	9,488,942
Expense reductions	(669,400)	8,819,542
Net investment income (loss)		14,912,407
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(250,063,608)
Foreign currency transactions	(3,579)
Total net realized gain (loss)		(250,067,187)
Change in net unrealized appreciation (depreciation) on: Investment securities	664,357,243
Assets and liabilities in foreign currencies	(7,507)
Total change in net unrealized appreciation (depreciation)		664,349,736
Net gain (loss)		414,282,549
Net increase (decrease) in net assets resulting from operations		$ 429,194,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2002 (Unaudited)	Year ended September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,912,407	$ 36,027,965
Net realized gain (loss)	(250,067,187)	(772,224,376)
Change in net unrealized appreciation (depreciation)	664,349,736	(1,269,642,810)
Net increase (decrease) in net assets resulting from operations	429,194,956	(2,005,839,221)
Distributions to shareholders from net investment income	(37,217,819)	(35,509,009)
Distributions to shareholders from net realized gain	-	(1,034,192,675)
Total distributions	(37,217,819)	(1,069,701,684)
Share transactions - net increase (decrease)	(86,355,798)	590,965,542
Total increase (decrease) in net assets	305,621,339	(2,484,575,363)
Net Assets
Beginning of period	3,639,778,866	6,124,354,229
End of period (including undistributed net investment income of $3,680,766 and undistributed net investment income of $25,986,178, respectively)	$ 3,945,400,205	$ 3,639,778,866

Financial Highlights - Class O

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 22.09	$ 26.54	$ 24.58	$ 25.08	$ 20.41
Income from Investment Operations
Net investment income (loss) E	.05	.12	.20	.42	.44	.49
Net realized and unrealized gain (loss)	1.32	(6.74)	(.77)	4.13	1.56	6.36
Total from investment operations	1.37	(6.62)	(.57)	4.55	2.00	6.85
Distributions from net investment income	(.12)	(.13)	(.44)	(.42)	(.47)	(.45)
Distributions from net realized gain	-	(3.78)	(3.44)	(2.17)	(2.03)	(1.73)
Total distributions	(.12)	(3.91)	(3.88)	(2.59)	(2.50)	(2.18)
Net asset value, end of period	$ 12.81	$ 11.56	$ 22.09	$ 26.54	$ 24.58	$ 25.08
Total Return B, C, D	11.87%	(34.55)%	(3.23)%	18.99%	8.72%	36.29%
Ratios to Average Net Assets F
Expenses before expense reductions	.48% A	.40%	.27%	.32%	.33%	.39%
Expenses net of voluntary waivers, if any	.48% A	.40%	.27%	.32%	.33%	.39%
Expenses net of all reductions	.45% A	.37%	.25%	.31%	.33%	.38%
Net investment income (loss)	.76% A	.75%	.85%	1.55%	1.71%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,934,206	$ 3,633,310	$ 6,121,273	$ 6,977,155	$ 6,206,058	$ 5,960,742
Portfolio turnover rate	94% A	119%	145%	36%	27%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	1.30	(6.66)	(.74)	(1.39)
Total from investment operations	1.29	(6.68)	(.75)	(1.31)
Distributions from net investment income	(.03)	(.04)	(.36)	-
Distributions from net realized gain	-	(3.78)	(3.44)	-
Total distributions	(.03)	(3.82)	(3.80)	-
Net asset value, end of period	$ 12.66	$ 11.40	$ 21.90	$ 26.45
Total Return B, C, D	11.32%	(35.10)%	(3.98)%	(4.72)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.36% A	1.30%	1.14%	1.18% A
Expenses net of voluntary waivers, if any	1.36% A	1.30%	1.14%	1.18% A
Expenses net of all reductions	1.32% A	1.27%	1.12%	1.17% A
Net investment income (loss)	(.12)% A	(.15)%	(.02)%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,194	$ 6,469	$ 3,081	$ 256
Portfolio turnover rate	94% A	119%	145%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investments March 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 1.3%
Michelin SA (Compagnie Generale des Etablissements) Series B	733,924	$ 27,816,872
TRW, Inc.	693,000	35,668,710
		63,485,582
Automobiles - 1.8%
Monaco Coach Corp. (a)(f)	1,703,450	41,393,835
Winnebago Industries, Inc. (f)	1,195,500	50,199,045
		91,592,880
Hotels, Restaurants & Leisure - 0.4%
Mandalay Resort Group (a)	655,900	20,136,130
Leisure Equipment & Products - 0.7%
Brunswick Corp.	692,700	18,924,564
Hasbro, Inc.	885,100	14,002,282
		32,926,846
Media - 2.8%
AOL Time Warner, Inc. (a)	2,085,000	49,310,250
Clear Channel Communications, Inc. (a)	4,000	205,640
Comcast Corp. Class A (special) (a)	1,470,900	46,774,620
Gannett Co., Inc.	193,200	14,702,520
Omnicom Group, Inc.	800	75,520
Tribune Co.	231,200	10,510,352
Viacom, Inc. Class B (non-vtg.) (a)	320,730	15,513,710
		137,092,612
Multiline Retail - 0.8%
Wal-Mart Stores, Inc.	689,100	42,234,939
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A (a)	251,500	7,746,200
Home Depot, Inc.	400,000	19,444,000
Lowe's Companies, Inc.	126,000	5,479,740
The Limited, Inc.	1,690,420	30,258,518
Williams-Sonoma, Inc. (a)	147,000	6,760,530
		69,688,988
Textiles & Apparel - 0.3%
Polo Ralph Lauren Corp. Class A (a)	589,200	17,192,856
TOTAL CONSUMER DISCRETIONARY		474,350,833
CONSUMER STAPLES - 17.5%
Beverages - 8.2%
Anheuser-Busch Companies, Inc.	264,900	13,827,780
Diageo PLC sponsored ADR	713,100	37,416,357
PepsiCo, Inc.	2,423,200	124,794,800
The Coca-Cola Co.	4,461,600	233,163,216
		409,202,153
Food Products - 1.0%
Kellogg Co.	457,800	15,368,346
Kraft Foods, Inc. Class A	891,200	34,444,880
		49,813,226

	Shares	Value (Note 1)
Household Products - 2.7%
Colgate-Palmolive Co.	1,187,300	$ 67,854,195
Procter & Gamble Co.	730,100	65,774,709
		133,628,904
Tobacco - 5.6%
Philip Morris Companies, Inc.	3,942,600	207,656,742
RJ Reynolds Tobacco Holdings, Inc.	239,000	15,475,250
UST, Inc.	1,521,800	59,243,674
		282,375,666
TOTAL CONSUMER STAPLES		875,019,949
ENERGY - 8.1%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	781,900	29,907,675
BJ Services Co. (a)	418,100	14,411,907
Nabors Industries, Inc. (a)	212,300	8,969,675
Noble Drilling Corp. (a)	303,000	12,541,170
Weatherford International, Inc. (a)	251,900	11,997,997
		77,828,424
Oil & Gas - 6.5%
ChevronTexaco Corp.	1,384,600	124,987,842
Conoco, Inc.	1,751,800	51,117,524
Exxon Mobil Corp.	1,889,200	82,803,636
Pennzoil-Quaker State Co.	218,900	4,699,783
Royal Dutch Petroleum Co. (NY Shares)	815,300	44,287,096
Valero Energy Corp.	335,900	16,633,768
		324,529,649
TOTAL ENERGY		402,358,073
FINANCIALS - 6.2%
Banks - 0.6%
Bank of America Corp.	138,500	9,420,770
Bank One Corp.	117,400	4,904,972
FleetBoston Financial Corp.	484,000	16,940,000
		31,265,742
Diversified Financials - 0.2%
American Express Co.	8,400	344,064
Charles Schwab Corp.	11,900	155,771
Citigroup, Inc.	83,600	4,139,872
Freddie Mac	23,640	1,498,067
Goldman Sachs Group, Inc.	12,600	1,137,150
J.P. Morgan Chase & Co.	33,600	1,197,840
Morgan Stanley Dean Witter & Co.	3,850	220,644
		8,693,408
Insurance - 5.4%
American International Group, Inc.	1,657,900	119,600,906
Berkshire Hathaway, Inc.:
Class A (a)	794	56,453,400
Class B (a)	22,700	53,776,300
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Cincinnati Financial Corp.	121,700	$ 5,313,422
Prudential Financial, Inc.	1,075,100	33,381,855
		268,525,883
TOTAL FINANCIALS		308,485,033
HEALTH CARE - 13.9%
Biotechnology - 1.0%
Geneprot, Inc. (e)	255,000	2,805,000
Gilead Sciences, Inc. (a)	1,086,200	39,092,338
MedImmune, Inc. (a)	63,000	2,477,790
Neurocrine Biosciences, Inc. (a)	172,200	6,989,598
		51,364,726
Health Care Equipment & Supplies - 2.6%
Biomet, Inc.	2,451,287	66,331,826
Zimmer Holdings, Inc. (a)	1,879,633	64,001,504
		130,333,330
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	484,431	34,341,314
Service Corp. International (SCI) (a)	5,926,700	31,411,510
		65,752,824
Pharmaceuticals - 9.0%
Bristol-Myers Squibb Co.	920,572	37,273,960
Eli Lilly & Co.	134,300	10,233,660
Forest Laboratories, Inc. (a)	671,700	54,877,890
Johnson & Johnson	963,400	62,572,830
King Pharmaceuticals, Inc. (a)	629,500	22,038,795
Pfizer, Inc.	3,515,000	139,686,100
Pharmacia Corp.	461,800	20,817,944
Schering-Plough Corp.	1,216,200	38,067,060
Wyeth	918,200	60,279,830
		445,848,069
TOTAL HEALTH CARE		693,298,949
INDUSTRIALS - 9.6%
Aerospace & Defense - 3.5%
Lockheed Martin Corp.	2,248,100	129,445,598
Northrop Grumman Corp.	395,100	44,666,055
		174,111,653
Airlines - 0.2%
AMR Corp. (a)	431,800	11,403,838
Commercial Services & Supplies - 1.6%
Allied Waste Industries, Inc. (a)	2,821,280	36,676,640
Avery Dennison Corp.	125,900	7,683,677
Cintas Corp.	226,700	11,303,262

	Shares	Value (Note 1)
Herman Miller, Inc.	662,383	$ 15,751,468
Paychex, Inc.	194,700	7,729,590
		79,144,637
Industrial Conglomerates - 2.8%
General Electric Co.	1,381,100	51,722,195
Textron, Inc.	959,000	49,004,900
Tyco International Ltd.	1,158,790	37,452,093
		138,179,188
Machinery - 0.2%
IDEX Corp.	218,100	8,069,700
Navistar International Corp.	93,100	4,124,330
		12,194,030
Marine - 0.1%
Alexander & Baldwin, Inc.	15,000	414,150
Tsakos Energy Navigation Ltd.	193,800	2,951,574
		3,365,724
Road & Rail - 1.2%
Canadian National Railway Co.	692,700	34,571,992
P.A.M. Transportation Services, Inc. (a)	150,400	3,805,120
Union Pacific Corp.	398,800	24,781,432
		63,158,544
TOTAL INDUSTRIALS		481,557,614
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.9%
Advanced Fibre Communication, Inc. (a)	362,400	6,954,456
Brocade Communications System, Inc. (a)	356,800	9,633,600
CIENA Corp. (a)	421,300	3,791,700
Cisco Systems, Inc. (a)	138,600	2,346,498
Corning, Inc.	251,900	1,919,478
Finisar Corp. (a)	1,713,800	13,196,260
JDS Uniphase Corp. (a)	608,700	3,585,243
Juniper Networks, Inc. (a)	84,000	1,060,080
McDATA Corp. Class B (a)	84,000	1,016,400
Netscreen Technologies, Inc.	159,400	2,654,010
QUALCOMM, Inc. (a)	4,200	158,088
		46,315,813
Computers & Peripherals - 0.9%
Dell Computer Corp. (a)	12,200	318,542
EMC Corp. (a)	649,900	7,746,808
International Business Machines Corp.	285,500	29,692,000
Western Digital Corp. (a)	1,584,000	9,868,320
		47,625,670
Electronic Equipment & Instruments - 1.7%
Arrow Electronics, Inc. (a)	1,393,000	38,962,210
Ingram Micro, Inc. Class A (a)	2,638,900	43,673,795
		82,636,005
Semiconductor Equipment & Products - 0.8%
Agere Systems, Inc. Class A	6,481,900	25,214,591
Applied Materials, Inc. (a)	100	5,427
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
ASML Holding NV (NY Shares) (a)	42,800	$ 1,085,836
Ibis Technology Corp. (a)	282,600	4,159,872
Infineon Technologies AG sponsored ADR	300	6,780
Intel Corp.	8,300	252,403
STMicroelectronics NV (NY Shares)	5,800	196,736
Texas Instruments, Inc.	225,400	7,460,740
United Microelectronics Corp. sponsored ADR	200	2,130
		38,384,515
Software - 9.7%
Microsoft Corp. (a)	8,015,570	483,419,025
VERITAS Software Corp. (a)	1,600	70,128
		483,489,153
TOTAL INFORMATION TECHNOLOGY		698,451,156
MATERIALS - 4.5%
Chemicals - 0.2%
Lyondell Chemical Co.	667,500	11,087,175
Containers & Packaging - 0.8%
Ball Corp.	270,500	12,773,010
Owens-Illinois, Inc. (a)	661,200	11,240,400
Sealed Air Corp. (a)	335,600	15,800,048
		39,813,458
Metals & Mining - 3.5%
Alcan, Inc.	816,900	32,299,860
Barrick Gold Corp.	3,213,700	58,766,298
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	390,400	6,878,848
Newmont Mining Corp.	566,700	15,691,923
Placer Dome, Inc.	4,833,300	58,517,464
		172,154,393
TOTAL MATERIALS		223,055,026
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 5.0%
AT&T Corp.	4,393,100	68,971,670
BellSouth Corp.	3,795,400	139,898,444
SBC Communications, Inc.	1,040,100	38,941,344
TeraBeam Networks (e)	19,200	4,800
		247,816,258
UTILITIES - 1.6%
Electric Utilities - 1.4%
Cinergy Corp.	957,400	34,227,050
TXU Corp.	701,200	38,222,412
		72,449,462
Gas Utilities - 0.2%
Kinder Morgan, Inc.	209,900	10,165,457
TOTAL UTILITIES		82,614,919
TOTAL COMMON STOCKS (Cost $4,067,607,740)		4,487,007,810
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e) (Cost $465,480)	27,000	$ 42,660
Corporate Bonds - 0.3%
Moody's Ratings (unaudited)	Principal Amount
Convertible Bonds - 0.2%
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18 (d)	Ba3	$ 19,620,000	9,619,686
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (d)	-	1,525,000	1,784,250
TOTAL CONVERTIBLE BONDS			11,403,936
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (c)	B3	5,000,000	4,250,000
TOTAL CORPORATE BONDS (Cost $16,501,732)			15,653,936
Money Market Funds - 11.7%
	Shares
Fidelity Cash Central Fund, 1.86% (b) (Cost $582,162,286)	582,162,286	582,162,286
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 3/29/02 due 4/1/02 (Cost $1,126,000)	$ 1,126,167	1,126,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $4,667,863,238)		5,085,992,692
NET OTHER ASSETS - (1.9)%		(95,345,500)
NET ASSETS - 100%		$ 4,990,647,192
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,403,936 or 0.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 465,480
Geneprot, Inc.	7/7/00	$ 1,402,500
TeraBeam Networks	4/7/00	$ 72,000
(f) Affiliated company
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Hutchinson Technology, Inc.	$ 1,994,871	$ 18,969,188	$ -	$ -
Ingram Micro, Inc. Class A	-	-	-	-
Monaco Coach Corp.	4,586,096	-	-	41,393,835
Western Digital Corp.	2,622,385	4,839,446	-	-
Winnebago Industries, Inc.	6,124,025	620,923	-	50,199,045
TOTALS	$ 15,327,377	$ 24,429,557	$ -	$ 91,592,880
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,567,604,991 and $5,679,141,487, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $506,791 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,852,460 or 0.1% of net assets.

Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $4,722,089,814. Net unrealized appreciation aggregated $363,902,878, of which $509,453,246 related to appreciated investment securities and $145,550,368 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $264,331,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,378,068 and repurchase agreements of $1,126,000) (cost $4,667,863,238) - See accompanying schedule		$ 5,085,992,692
Receivable for investments sold		169,770,487
Receivable for fund shares sold		652,114
Dividends receivable		5,171,097
Interest receivable		1,103,936
Other receivables		14,137
Total assets		5,262,704,463
Liabilities
Payable to custodian bank	$ 12,124
Payable for investments purchased	241,779,854
Payable for fund shares redeemed	1,226,878
Accrued management fee	1,633,256
Distribution fees payable	12,480
Other payables and accrued expenses	184,479
Collateral on securities loaned, at value	27,208,200
Total liabilities		272,057,271
Net Assets		$ 4,990,647,192
Net Assets consist of:
Paid in capital		$ 5,035,378,744
Undistributed net investment income		4,509,569
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(467,365,404)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		418,124,283
Net Assets		$ 4,990,647,192
Class O: Net Asset Value, offering price and redemption price per share ($4,930,295,622 ÷ 452,022,529 shares)		$ 10.91
Class N: Net Asset Value, offering price and redemption price per share ($60,351,570 ÷ 5,613,238 shares)		$ 10.75

Statement of Operations

	Six months ended March 31, 2002 (Unaudited)
Investment Income
Dividends		$ 26,948,389
Interest		4,681,567
Security lending		126,337
Total income		31,756,293
Expenses
Management fee	$ 14,328,618
Transfer agent fees	260,929
Distribution fees	63,932
Accounting and security lending fees	337,316
Non-interested trustees' compensation	8,852
Custodian fees and expenses	117,072
Registration fees	20,691
Audit	21,027
Legal	21,989
Miscellaneous	31,310
Total expenses before reductions	15,211,736
Expense reductions	(1,962,350)	13,249,386
Net investment income (loss)		18,506,907
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $2,916,318 on sales of investments in affiliated issuers)	(76,749,548)
Foreign currency transactions	(67,246)
Total net realized gain (loss)		(76,816,794)
Change in net unrealized appreciation (depreciation) on: Investment securities	449,376,953
Assets and liabilities in foreign currencies	14,762
Total change in net unrealized appreciation (depreciation)		449,391,715
Net gain (loss)		372,574,921
Net increase (decrease) in net assets resulting from operations		$ 391,081,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2002 (Unaudited)	Year ended September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,506,907	$ 35,985,464
Net realized gain (loss)	(76,816,794)	(177,679,714)
Change in net unrealized appreciation (depreciation)	449,391,715	(1,597,661,078)
Net increase (decrease) in net assets resulting from operations	391,081,828	(1,739,355,328)
Distributions to shareholders from net investment income	(44,922,326)	(31,124,388)
Distributions to shareholders from net realized gain	-	(702,043,526)
Total distributions	(44,922,326)	(733,167,914)
Share transactions - net increase (decrease)	82,374,118	772,468,684
Total increase (decrease) in net assets	428,533,620	(1,700,054,558)
Net Assets
Beginning of period	4,562,113,572	6,262,168,130
End of period (including undistributed net investment income of $4,509,569 and undistributed net investment income of $32,312,881, respectively)	$ 4,990,647,192	$ 4,562,113,572

Financial Highlights - Class O

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 16.13	$ 14.76	$ 14.07	$ 14.40	$ 11.61
Income from Investment Operations
Net investment income (loss) E	.04	.08	.06	.12	.18	.27
Net realized and unrealized gain (loss)	.83	(4.19)	2.85	3.73	.71	3.52
Total from investment operations	.87	(4.11)	2.91	3.85	.89	3.79
Distributions from net investment income	(.10)	(.08)	(.11)	(.12)	(.25)	(.25)
Distributions from net realized gain	-	(1.80)	(1.43)	(3.04)	(.97)	(.75)
Total distributions	(.10)	(1.88)	(1.54)	(3.16)	(1.22)	(1.00)
Net asset value, end of period	$ 10.91	$ 10.14	$ 16.13	$ 14.76	$ 14.07	$ 14.40
Total Return B, C, D	8.59%	(27.64)%	20.25%	30.06%	6.64%	34.72%
Ratios to Average Net Assets F
Expenses before expense reductions	.61% A	.60%	.58%	.48%	.48%	.54%
Expenses net of voluntary waivers, if any	.61% A	.60%	.58%	.48%	.48%	.54%
Expenses net of all reductions	.53% A	.55%	.56%	.47%	.48%	.53%
Net investment income (loss)	.76% A	.67%	.37%	.79%	1.23%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,930,296	$ 4,523,725	$ 6,242,943	$ 5,226,303	$ 3,969,409	$ 3,609,144
Portfolio turnover rate	252% A	196%	113%	77%	106%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.08)	.00
Net realized and unrealized gain (loss)	.81	(4.14)	2.83	(.63)
Total from investment operations	.80	(4.17)	2.75	(.63)
Distributions from net investment income	(.02)	-	(.10)	-
Distributions from net realized gain	-	(1.80)	(1.43)	-
Total distributions	(.02)	(1.80)	(1.53)	-
Net asset value, end of period	$ 10.75	$ 9.97	$ 15.94	$ 14.72
Total Return B, C, D	8.03%	(28.32)%	19.13%	(4.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.49% A	1.50%	1.45%	1.35% A
Expenses net of voluntary waivers, if any	1.49% A	1.50%	1.45%	1.35% A
Expenses net of all reductions	1.41% A	1.44%	1.43%	1.33% A
Net investment income (loss)	(.12)% A	(.23)%	(.51)%	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,352	$ 38,389	$ 19,225	$ 1,524
Portfolio turnover rate	252% A	196%	113%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Destiny I and Destiny II with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Destiny I	.17%	.28%	.45%
Destiny II	.30%	.28%	.58%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted a Distribution and Service Plan for Class N. During the period, Class N of each fund paid Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee

Semiannual Report

based on an annual rate of .25% of average net assets. For the period, Class N of each fund paid FDC as follows.

Paid to FDC
Destiny I	$ 11,543
Destiny II	$ 63,932

Transfer Agent Fees. Fidelity Service Company, Inc., (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' monthly average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I	Amount	% of Average Net Assets
Class O	$ 117,801.01
Class N	28,906.63
	$ 146,707
Destiny II	Amount	% of Average Net Assets
Class O	$ 100,729.01
Class N	160,200.63
	$ 260,929

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Destiny I	$ 2,364,189
Destiny II	$ 5,145,101

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction	Transfer Agent expense reduction

Destiny I	$ 668,392	$ 902	$ -
Class O	-	-	106
Destiny II	1,950,987	11,363	-
Class O	-	-	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Destiny I	Six months ended March 31, 2002	Year ended September 30, 2001
From net investment income
Class O	$ 37,196,544	$ 35,501,102
Class N	21,275	7,907
Total	$ 37,217,819	$ 35,509,009
From net realized gain
Class O	$ -	$ 1,033,475,114
Class N	-	717,561
Total	$ -	$ 1,034,192,675
	$ 37,217,819	$ 1,069,701,684

Destiny II	Six months ended March 31, 2002	Year ended September 30, 2001
From net investment income
Class O	$ 44,830,641	$ 31,124,388
Class N	91,685	-
Total	$ 44,922,326	$ 31,124,388
From net realized gain
Class O	$ -	$ 699,284,611
Class N	-	2,758,915
Total	$ -	$ 702,043,526
	$ 44,922,326	$ 733,167,914

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31,	Year ended September 30,	Six months ended March 31,	Year ended September 30,
Destiny I	2002	2001	2002	2001

Class O Shares sold	4,974,625	10,684,344	$ 62,316,746	$ 163,882,083
Reinvestment of distributions	2,462,453	57,185,298	30,879,139	892,089,670
Shares redeemed	(14,525,590)	(30,751,922)	(183,460,775)	(471,359,914)
Net increase (decrease)	(7,088,512)	37,117,720	$ (90,264,890)	$ 584,611,839
Class N Shares sold	346,957	407,590	$ 4,283,370	$ 6,031,201
Reinvestment of distributions	1,540	46,623	19,130	721,734
Shares redeemed	(31,562)	(27,460)	(393,408)	(399,232)
Net increase (decrease)	316,935	426,753	$ 3,909,092	$ 6,353,703
	Shares		Dollars
	Six months ended March 31,	Year ended September 30,	Six months ended March 31,	Year ended September 30,
Destiny II	2002	2001	2002	2001

Class O Shares sold	16,086,375	33,276,875	$ 173,456,464	$ 410,790,176
Reinvestment of distributions	3,811,148	56,257,158	41,011,228	700,402,602
Shares redeemed	(13,897,093)	(30,459,153)	(150,837,532)	(370,432,873)
Net increase (decrease)	6,000,430	59,074,880	$ 63,630,160	$ 740,759,905
Class N Shares sold	1,880,830	2,593,284	$ 19,998,398	$ 31,000,468
Reinvestment of distributions	7,366	223,123	78,293	2,751,105
Shares redeemed	(124,867)	(172,711)	(1,332,733)	(2,042,794)
Net increase (decrease)	1,763,329	2,643,696	$ 18,743,958	$ 31,708,779

10. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

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Semiannual Report

Fidelity
Destiny Portfolios:
Destiny I - Class N
Destiny II - Class N

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(Recycle graphic)   Printed on recycled paper
6i-156576

DESN-SANN-0502

1.741002.102

Fidelity
DestinySM

Portfolios:
Destiny I - Class O
Destiny II - Class O

Semiannual Report

March 31, 2002

(destiny_graphic).

Semiannual Report

Contents

Semiannual Report

Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The managers' review of the funds' performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the funds' investments over the past six months.
Destiny I
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Destiny II
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I: Class O

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in DestinySM I: Class O on March 31, 1992. As the chart shows, by March 31, 2002, the value of the investment would have grown to $27,657 - a 176.57% increase on the initial investment. For comparison, look at how the S&P 500® did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,731 - a 247.31% increase.

Cumulative Total Returns

Periods ended March 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL O	11.87%	-3.13%	14.31%	176.57%
S&P 500	10.99%	0.24%	62.35%	247.31%
LipperSM Growth Funds Average	12.29%	-2.38%	53.64%	198.21%

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL O	-3.13%	2.71%	10.71%
$50/month 15-Year Plan	-53.70%	-0.99%	9.26%
S&P 500	0.24%	10.18%	13.26%
Lipper Growth Funds Average	-2.38%	8.51%	11.06%

The charts above show Destiny I: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans I: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,084 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger)The LipperSM large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of March 31, 2002, the six months, one year, five year, and 10 year cumulative total returns for the large cap core funds average were 10.30%, -1.87%, 47.97%, and 189.44%, respectively; and the one year, five year, and 10 year average annual total returns were -1.87%, 7.99%, and 10.97%, respectively. The six months, one year, five year and 10 year cumulative total returns for the large cap supergroup average were 10.60%, -2.99%, 49.25%, and 188.41%, respectively; and the one year, five year and 10 year average annual total returns were -2.99%, 8.09%, and 10.91%, respectively.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II: Class O

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Destiny II: Class O on March 31, 1992. As the chart shows, by March 31, 2002, the value of the investment would have grown to $38,705 - a 287.05% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,731 - a 247.31% increase.

Cumulative Total Returns

Periods ended March 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL O	8.59%	1.39%	61.70%	287.05%
S&P 500	10.99%	0.24%	62.35%	247.31%
Lipper Growth Funds Average	12.29%	-2.38%	53.64%	198.21%

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL O	1.39%	10.09%	14.49%
$50/month 15-Year Plan	-51.54%	6.12%	12.99%
S&P 500	0.24%	10.18%	13.26%
Lipper Growth Funds Average	-2.38%	8.51%	11.06%

The charts above show Destiny II: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans II: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired by the general public only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,084 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger) The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of March 31, 2002, the six months, one year, five year, and 10 year cumulative total returns for the large cap core funds average were 10.30%, -1.87%, 47.97%, and 189.44%, respectively; and the one year, five year, and 10 year average annual total returns were -1.87%, 7.99%, and 10.97%, respectively. The six months, one year, five year, and 10 year cumulative total returns for the large cap supergroup average were 10.60%, -2.99%, 49.25%, and 188.41%, respectively; and the one year, five year and 10 year average annual total returns were -2.99%, 8.09%, and 10.91%, respectively.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview

Market Recap

The equity markets faced an onslaught of disruptive events during the six-month period that ended March 31, 2002, so much so that many market pundits expected the indexes to continue unraveling after the September 11 terrorist attacks sent stocks plummeting across the board. Additionally, fears of future terrorist attacks or additional anthrax incidents were at a feverish pitch, causing both American consumers and corporations to curtail spending. The war in Afghanistan began, fueling greater market uncertainty. A well-respected economic research center said the U.S. had been in a recession for several months, raising more concerns about corporate profitability, as did rising energy prices. Further, some of the nation's largest companies, such as Enron and Kmart, went bankrupt. Enron's sudden collapse fueled an intensified search by the Securities and Exchange Commission for other companies with suspect accounting. Despite the magnitude of these issues, investors by and large looked beyond them, with many opportunistically choosing instead to scoop up stocks at bargain prices. As the period progressed, a number of positive factors also emerged that boosted sentiment for stocks. Consumer spending in several industries, such as automotive and select retail outlets, came back stronger than expected. The Federal Reserve Board reduced key interest rates on three different occasions, bringing them down to their lowest levels in decades. At the same time, inflation remained low by historical standards. Additionally, monthly economic data began to show that the sluggish economy had stabilized, making investors increasingly optimistic about a turnaround. As such, the major equity indexes finished the period higher. The blue chips' Dow Jones Industrial AverageSM returned 18.64%, while the tech-heavy NASDAQ Composite® Index and the large-cap Standard & Poor's 500SM Index rose 23.32% and 10.99%, respectively.

(Portfolio Manager photograph)
An interview with Karen Firestone, Portfolio Manager of Destiny I

Q. How did the fund perform, Karen?

A. For the six months that ended March 31, 2002, the fund's Class O shares returned 11.87%, compared to the Standard & Poor's 500 Index gain of 10.99%. The average return for growth funds, as tracked by Lipper Inc., was 12.29%. For the one-year period that ended March 31, 2002, the fund's Class O shares returned -3.13%, while the S&P 500 index and Lipper growth funds average returned 0.24% and -2.38%, respectively.

Q. Why did the fund beat its benchmark, but slightly trail its peer average during the past six months?

A. The fund's emphasis on growth stocks bolstered returns, as the prospects for economic recovery strengthened in the wake of September 11. I became more aggressive early in the period, emphasizing quality companies whose stocks looked unfairly beaten down as a result of the attacks. I focused mostly on the technology, industrial and consumer discretionary sectors, which snapped back strongly during the fourth quarter of 2001 in anticipation of an improving economy. While this aggressive posture, coupled with strong stock picking, contributed to our success relative to the index, it couldn't help us overcome our average peer, which tended to be even more offensively positioned than we were. Fund performance, however, benefited from maintaining scant exposure to such lagging areas of the market as telecommunication services, where industry fundamentals remained challenging. At the same time, we were rewarded for completely avoiding a handful of companies with overly complex accounting structures - most notably Tyco International and Enron, which we exited early - that suffered from growing concerns about the dependability of reported earnings.

Q. Could you expand a bit on your cyclical strategy?

A. Sure. Within technology, I focused mainly on large-cap companies poised to benefit from a revival in business spending and a new personal computer cycle. Core holdings included blue chips Microsoft, Intel and IBM, which performed nicely overall during the period. I also held several smaller-sized semiconductor-related stocks such as Marvell Technology, which produced exceptionally strong gains. During tech's rally, however, some of the more volatile stocks began to look expensive and, thus, vulnerable to the still-present downside risk in the sector. So, I scaled back some of our positions to take profits late in 2001. This decision proved wise, as the market rotated away from tech stocks - along with most growth sectors - during the first quarter of this year. In hindsight, I wish I had trimmed even more. Other cyclical plays that paid off for us included industrial stocks, such as TRW and Textron, and such media holdings as Tribune Co., which rebounded on improved advertising revenues. We also played defense fairly well. Adding to positions in attractively priced consumer staples stocks, including Philip Morris, helped during the first quarter as uncertainty about the economy's recovery re-emerged.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview - continued

Q. What moves restrained performance?

A. The fund was hurt most by my positioning in health care. I felt that owning large-cap drug stocks, which generally are very defensive and historically have tended to produce strong relative earnings in difficult economic times, would be an appropriate strategy. As it turns out, I was wrong. The tone of the entire industry turned negative due to patent expirations, slower product approvals and manufacturing problems. Owning large stakes in some of these companies, including Bristol-Myers Squibb and Merck, detracted from fund results. I scaled back on the fund's drug weighting during the period as I became more cautious about the growth outlook for a group that had very little earnings momentum, was not considered a cyclical play on an economic recovery and faced increased competition from generic drugs. The tone was even more negative in the biotech space, where several smaller holdings such as Protein Design Labs were dragged down with the weakness in the NASDAQ, as the market embraced companies with better near-term earnings prospects.

Q. What's your outlook?

A. I still feel it's best not to place bets on the economy. While I believe a recovery is underway, its continued pace and magnitude remain uncertain. That said, I'd rather focus my energy on trying to pick names that I feel can outperform the market and show good earnings results over the next 12 months regardless of how the economy fares. Due to reduced earnings visibility, I'll continue to take profits in stocks that hit my price targets within some of the more volatile groups, while maintaining a healthy defensive component in the fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: July 10, 1970

Size: as of March 31, 2002, more than $3.9 billion

Manager: Karen Firestone, since 2000; manager, Fidelity Advisor Large Cap Stock Fund and Fidelity Large Cap Stock Fund, since 1998; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

3

Karen Firestone on issues within the market:

"It's been a challenge finding growth in today's market, but we have found some attractive opportunities recently. During the period, solid research led me to several companies that presented interesting growth stories before their prospects had been fully reflected in their stock prices. Examples ranged from defense stocks such as TRW, which I bought prior to the buyout offer made by Northrop Grumman; to media stocks, including Grupo Televisa, based on its dominance in Mexico's television broadcasting market; to the consumer product portfolios of Fortune Brands and Alberto-Culver, which were growing nicely at the end of the period. These companies are all, in some way, special situations. I'm not looking for industries where everything is going to be perfect. I'm going for outperformance in companies I feel have improving fundamentals. With the economy growing unevenly, it's even more important that I try to consistently identify those companies likely to produce better earnings growth than the overall market.

"I have always had a problem with fuzzy accounting, or accounting too complex for me to understand. Simply put, if I can't figure out a company's financials or what is driving the business, then I don't want to own its stock.

"One area where I feel quite fortunate is in the ability to buy smaller-sized stocks for the fund - those with market capitalizations as low as $2 billion-$3 billion. While it is unlikely that any of these names will ever represent a sizable weighting in the fund, it may be advantageous for me to own a number of smaller positions at any given time if the risk/reward is favorable. Right now, for instance, I have several stocks that fall squarely in the mid-cap range, or $2 billion-$10 billion, and which were central to much of the fund's outperformance during the past six months. I plan to continue to look for similar-type companies that are slightly underfollowed and underappreciated by Wall Street. It's in this kind of challenging economic environment where we could potentially find smaller companies growing very quickly and gaining market share, and not at the mercy of the entire economic system for their well-being."

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview

Market Recap

The equity markets faced an onslaught of disruptive events during the six-month period that ended March 31, 2002, so much so that many market pundits expected the indexes to continue unraveling after the September 11 terrorist attacks sent stocks plummeting across the board. Additionally, fears of future terrorist attacks or additional anthrax incidents were at a feverish pitch, causing both American consumers and corporations to curtail spending. The war in Afghanistan began, fueling greater market uncertainty. A well-respected economic research center said the U.S. had been in a recession for several months, raising more concerns about corporate profitability, as did rising energy prices. Further, some of the nation's largest companies, such as Enron and Kmart, went bankrupt. Enron's sudden collapse fueled an intensified search by the Securities and Exchange Commission for other companies with suspect accounting. Despite the magnitude of these issues, investors by and large looked beyond them, with many opportunistically choosing instead to scoop up stocks at bargain prices. As the period progressed, a number of positive factors also emerged that boosted sentiment for stocks. Consumer spending in several industries, such as automotive and select retail outlets, came back stronger than expected. The Federal Reserve Board reduced key interest rates on three different occasions, bringing them down to their lowest levels in decades. At the same time, inflation remained low by historical standards. Additionally, monthly economic data began to show that the sluggish economy had stabilized, making investors increasingly optimistic about a turnaround. As such, the major equity indexes finished the period higher. The blue chips' Dow Jones Industrial AverageSM returned 18.64%, while the tech-heavy NASDAQ Composite® Index and the large-cap Standard & Poor's 500SM Index rose 23.32% and 10.99%, respectively.

(Portfolio Manager photograph)
An interview with Adam Hetnarski, Portfolio Manager of Destiny II

Q. How did the fund perform, Adam?

A. For the six months ending March 31, 2002, the fund's Class O shares had a total return of 8.59%, while the Standard & Poor's 500 Index finished with a 10.99% mark. The growth funds average tracked by Lipper Inc. did better still, with a return of 12.29%. For the 12 months ending March 31, 2002, the fund returned 1.39%, compared with 0.24% and -2.38% for the S&P 500 and Lipper average, respectively.

Q. Why did the fund underperform the S&P 500 and its Lipper peer group during the six-month period?

A. I was cautious about the markets and positioned the fund defensively, with a big underweighting in the semiconductor segment of technology and a significant underweighting in financials, both of which hurt our performance compared with the S&P 500 and our peer group. Technology had a good run in the fourth quarter of 2001, as investors aggressively bought growth stocks based on optimistic expectations about the economy as a result of the Federal Reserve Board's aggressive cuts in interest rates. However, I saw little indication of an imminent rebound in corporate information technology spending and felt that many tech stocks became overvalued. Additionally, the fund's overweighting in consumer staples, a defensive sector known for its stable earnings growth, was a drawback in the fourth quarter.

Q. Can you provide more details about your reasons for the fund's positioning in financials and technology?

A. I underweighted financials for two reasons. First, I felt that financial stocks would not have the tailwind of Fed rate cuts at their backs for much longer. Second, I thought a fresh wave of credit problems might hamper bank stocks before the economy makes a genuine recovery. In technology, I was mindful of the fact that semiconductors tend to be very cyclical and, with my cautious view about the near-term prospects for the economy, I preferred not to have much exposure there, especially after the tech sector's strong fourth-quarter performance raised valuations. Additionally, I expected a new personal computer cycle to begin soon but preferred to play it from the software side, with a heavy emphasis on Microsoft, which I thought was cheap compared with the shares of most PC manufacturers.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview - continued

Q. What stocks contributed most to the fund's performance?

A. Microsoft, the fund's largest holding, also was its top contributor. In addition to being reasonably priced, the stock was aided by strong earnings growth, a solid balance sheet and new cycles for the company's Windows and Office software, as well as favorable expectations surrounding the introduction of its Xbox video game console. A second positive contributor, disk drive manufacturer Western Digital, benefited from growing demand for disk drives in the video game console industry. The other two stocks worthy of mention both were in the consumer staples sector and top-10 holdings - beverage maker Coca-Cola and cigarette manufacturer Philip Morris. These stocks were helped by their history of reliable earnings growth, while Philip Morris also responded positively to improving prospects for the favorable resolution of some smoking-related lawsuits.

Q. What stocks detracted from performance?

A. Software holding Computer Associates fell sharply on news that the company was being investigated by the FBI for stock manipulation. Further damage came from scaled-back revenue growth projections. Pharmaceutical stock Bristol-Myers Squibb fell to a four-year low after disappointing research findings on Vanlev, a heart failure medication that appeared to be one of the most promising drugs in the company's pipeline. Two telecommunications detractors, Qwest and AT&T, represented my attempts to buy stocks at good valuations that also had attractive growth prospects. However, a Securities and Exchange Commission investigation into alleged accounting irregularities hampered Qwest, which I sold along with Computer Associates.

Q. What's your outlook, Adam?

A. The Fed's aggressive rate cuts last year could stimulate some kind of economic recovery later in 2002. However, it's also possible that unemployment will creep up again and we'll get a "double dip" in this recession, as we have a number of times in the past. At the moment, I am inclined to favor the double-dip scenario. However, I plan to remain flexible, and if the data begin to show a more favorable pattern than I expect, I will move the fund to a less defensive stance.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: December 30, 1985

Size: as of March 31, 2002, more than $4.9 billion

Manager: Adam Hetnarski, since 2000; manager, Fidelity Contrafund II, since 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 1996-1998; analyst, networking and electronics industries, 1994-1996; joined Fidelity in 1991

3

Adam Hetnarski on looking for growth in consumer-driven stocks:

"In my search for growth at a reasonable price, I've begun to take a closer look at the aging baby boomers, a huge demographic group born between 1946 and 1964. The boomers have been the source of a number of important economic trends, including the massive wave of late-1990s stock speculation that drove share prices to previously unheard-of heights. The oldest people in this group, now in their mid-50s, generally have a propensity to spend lavishly on recreational vehicles, boats and other big-ticket leisure items. During the period, I added several stocks to the fund that I thought could benefit from this trend. On the other hand, aging baby boomers are not big spenders on clothing, so I think retail clothing companies that target mature adults could have a difficult time of it in the near future.

"It's worth noting that the retail sector was one area that did well during the period, as investors sought shelter in stocks that might benefit from healthy consumer spending. Lower interest rates made it easier for people to refinance their homes, free up cash and continue spending even as corporate capital spending virtually dropped off the map. Going forward, however, I think there may be little room for consumer spending to accelerate and lift us out of this recession, as has happened in a number of prior recessions. Consumer debt remains high and personal bankruptcies continue to increase, whereas normally by this point in the cycle consumers have significantly reined in their spending and pared down debt. I conclude, then, that market sectors that depend on consumer spending but do not have a specific catalyst - such as an infusion of baby boomer capital - could be disappointing for the foreseeable future and I've avoided them as a result."

Semiannual Report

Investment Changes

Top Ten Equity Holdings - Destiny I
as of March 31, 2002		as of September 30, 2001
Microsoft Corp.		Microsoft Corp.
Philip Morris Companies, Inc.		Pfizer, Inc.
General Electric Co.		General Electric Co.
Pfizer, Inc.		Philip Morris Companies, Inc.
Wal-Mart Stores, Inc.		Exxon Mobil Corp.
Intel Corp.		Bristol-Myers Squibb Co.
Exxon Mobil Corp.		Wal-Mart Stores, Inc.
International Business Machines Corp.		AOL Time Warner, Inc.
The Coca-Cola Co.		Fannie Mae
Citigroup, Inc.		Merck & Co., Inc.
Top Ten Equity Holdings - Destiny II
as of March 31, 2002		as of September 30, 2001
Microsoft Corp.		Microsoft Corp.
The Coca-Cola Co.		Bristol-Myers Squibb Co.
Philip Morris Companies, Inc.		Pfizer, Inc.
BellSouth Corp.		Philip Morris Companies, Inc.
Pfizer, Inc.		The Coca-Cola Co.
Lockheed Martin Corp.		AT&T Corp.
ChevronTexaco Corp.		BellSouth Corp.
PepsiCo, Inc.		Cardinal Health, Inc.
American International Group, Inc.		SBC Communications, Inc.
Exxon Mobil Corp.		Johnson & Johnson
Top Five Market Sectors - Destiny I
as of March 31, 2002	% of fund's net assets	as of September 30, 2001	% of fund's net assets
Information Technology	21.1%	Health Care	19.6%
Consumer Discretionary	15.8%	Information Technology	16.3%
Health Care	14.3%	Financials	14.0%
Financials	11.7%	Consumer Discretionary	13.1%
Industrials	11.1%	Consumer Staples	10.5%
Top Five Market Sectors - Destiny II
as of March 31, 2002	% of fund's net assets	as of September 30, 2001	% of fund's net assets
Consumer Staples	17.5%	Health Care	22.7%
Information Technology	14.0%	Information Technology	17.0%
Health Care	13.9%	Consumer Staples	10.8%
Industrials	9.6%	Telecommunication Services	9.5%
Consumer Discretionary	9.6%	Financials	9.2%

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investments March 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 1.1%
Michelin SA (Compagnie Generale des Etablissements) Series B	553,300	$ 20,970,939
TRW, Inc.	423,800	21,812,986
		42,783,925
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	1,173,100	32,553,525
Starwood Hotels & Resorts Worldwide, Inc. unit	311,000	11,696,710
		44,250,235
Household Durables - 0.9%
Fortune Brands, Inc.	242,900	11,991,973
Sony Corp. sponsored ADR	454,900	23,518,330
		35,510,303
Leisure Equipment & Products - 0.5%
Mattel, Inc.	892,400	18,597,616
Media - 6.0%
Adelphia Communications Corp. Class A	957,100	14,260,790
AOL Time Warner, Inc. (a)	1,250,700	29,579,055
Belo Corp. Series A	572,000	13,299,000
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	113,800	8,250,500
Comcast Corp. Class A (special) (a)	498,600	15,855,480
Grupo Televisa SA de CV sponsored ADR (a)	589,500	28,596,645
RTL Group	288,215	11,214,835
Television Francaise 1 SA	400,100	12,419,916
Tribune Co.	789,820	35,905,217
Viacom, Inc. Class B (non-vtg.) (a)	886,465	42,878,312
Vivendi Universal SA sponsored ADR	326,080	12,554,080
Walt Disney Co.	617,990	14,263,209
		239,077,039
Multiline Retail - 3.6%
Big Lots, Inc.	1,012,900	14,231,245
Costco Wholesale Corp. (a)	425,700	16,951,374
Wal-Mart Stores, Inc.	1,811,500	111,026,835
		142,209,454
Specialty Retail - 2.2%
Best Buy Co., Inc. (a)	275,333	21,806,374
Lowe's Companies, Inc.	1,240,850	53,964,567
Staples, Inc. (a)	531,400	10,612,058
		86,382,999
Textiles & Apparel - 0.4%
The Swatch Group AG (Reg.)	680,393	14,683,143
TOTAL CONSUMER DISCRETIONARY		623,494,714

	Shares	Value (Note 1)
CONSUMER STAPLES - 10.6%
Beverages - 3.9%
Anheuser-Busch Companies, Inc.	536,000	$ 27,979,200
PepsiCo, Inc.	1,059,100	54,543,650
The Coca-Cola Co.	1,313,700	68,653,962
		151,176,812
Food Products - 0.9%
Dean Foods Co. (a)	141,500	10,714,380
Kellogg Co.	547,000	18,362,790
McCormick & Co., Inc. (non-vtg.)	138,200	7,066,166
		36,143,336
Household Products - 0.8%
Procter & Gamble Co.	350,000	31,531,500
Personal Products - 1.6%
Alberto-Culver Co. Class B	452,810	24,451,740
Gillette Co.	1,164,900	39,618,249
		64,069,989
Tobacco - 3.4%
Philip Morris Companies, Inc.	2,549,370	134,275,318
TOTAL CONSUMER STAPLES		417,196,955
ENERGY - 5.8%
Energy Equipment & Services - 0.8%
Schlumberger Ltd. (NY Shares)	551,000	32,409,820
Oil & Gas - 5.0%
Amerada Hess Corp.	188,900	14,991,104
BP PLC sponsored ADR	309,900	16,455,690
ChevronTexaco Corp.	323,100	29,166,237
Conoco, Inc.	1,343,300	39,197,494
Exxon Mobil Corp.	1,691,100	74,120,913
Phillips Petroleum Co.	381,270	23,943,756
		197,875,194
TOTAL ENERGY		230,285,014
FINANCIALS - 11.7%
Banks - 3.5%
Bank of America Corp.	549,900	37,404,198
Bank One Corp.	686,900	28,698,682
FleetBoston Financial Corp.	593,769	20,781,915
Mercantile Bankshares Corp.	123,076	5,324,268
Wachovia Corp.	541,747	20,087,979
Wells Fargo & Co.	557,900	27,560,260
		139,857,302
Diversified Financials - 6.7%
American Express Co.	985,800	40,378,368
Charles Schwab Corp.	1,309,900	17,146,591
Citigroup, Inc.	1,377,466	68,212,116
Credit Saison Co. Ltd.	466,100	9,715,542
Fannie Mae	579,900	46,322,412
Freddie Mac	194,900	12,350,813
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
JAFCO Co. Ltd.	103,600	$ 7,653,826
Merrill Lynch & Co., Inc.	543,300	30,087,954
Morgan Stanley Dean Witter & Co.	553,900	31,744,009
		263,611,631
Insurance - 1.5%
American International Group, Inc.	828,264	59,750,965
TOTAL FINANCIALS		463,219,898
HEALTH CARE - 14.3%
Biotechnology - 2.8%
Alkermes, Inc. (a)	536,900	13,991,614
Amgen, Inc. (a)	401,500	23,961,520
Cell Therapeutics, Inc. (a)	540,300	13,415,649
Cephalon, Inc. (a)	121,600	7,660,800
Geneprot, Inc. (c)	262,000	2,882,000
Human Genome Sciences, Inc. (a)	262,200	5,713,338
Ilex Oncology, Inc. (a)	679,000	11,719,540
Millennium Pharmaceuticals, Inc. (a)	600,397	13,394,857
Myriad Genetics, Inc. (a)	165,400	5,542,554
Protein Design Labs, Inc. (a)	604,300	10,351,659
		108,633,531
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	1,002,900	25,162,761
Guidant Corp. (a)	188,600	8,170,152
Medtronic, Inc.	803,500	36,326,235
Stryker Corp.	508,700	30,689,871
		100,349,019
Health Care Providers & Services - 0.5%
Trigon Healthcare, Inc. (a)	272,800	20,138,096
Pharmaceuticals - 8.5%
Abbott Laboratories	760,700	40,012,820
Allergan, Inc.	501,600	32,428,440
Bristol-Myers Squibb Co.	627,560	25,409,904
Forest Laboratories, Inc. (a)	228,500	18,668,450
Johnson & Johnson	519,600	33,748,020
Merck & Co., Inc.	474,510	27,322,286
Mylan Laboratories, Inc.	484,200	14,264,532
NPS Pharmaceuticals, Inc. (a)	289,000	9,430,070
Pfizer, Inc.	2,914,125	115,807,328
Schering-Plough Corp.	324,500	10,156,850
Watson Pharmaceuticals, Inc. (a)	227,700	6,168,393
		333,417,093
TOTAL HEALTH CARE		562,537,739
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.7%
Boeing Co.	486,400	23,468,800

	Shares	Value (Note 1)
Lockheed Martin Corp.	428,400	$ 24,667,272
Northrop Grumman Corp.	154,800	17,500,140
		65,636,212
Airlines - 0.6%
AMR Corp. (a)	484,200	12,787,722
Southwest Airlines Co.	645,700	12,494,295
		25,282,017
Building Products - 0.6%
American Standard Companies, Inc. (a)	322,700	22,831,025
Commercial Services & Supplies - 0.5%
Paychex, Inc.	407,200	16,165,840
Robert Half International, Inc. (a)	61,900	1,827,288
		17,993,128
Construction & Engineering - 0.3%
Fluor Corp.	252,500	10,299,475
Electrical Equipment - 0.2%
Emerson Electric Co.	145,900	8,373,201
Industrial Conglomerates - 4.0%
General Electric Co.	3,144,100	117,746,545
Minnesota Mining & Manufacturing Co.	140,600	16,170,406
Textron, Inc.	489,900	25,033,890
		158,950,841
Machinery - 1.2%
Danaher Corp.	139,540	9,910,131
Graco, Inc.	343,300	14,023,805
Illinois Tool Works, Inc.	316,000	22,862,600
		46,796,536
Road & Rail - 2.0%
Canadian National Railway Co.	752,240	37,543,576
Union Pacific Corp.	695,500	43,218,370
		80,761,946
TOTAL INDUSTRIALS		436,924,381
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.7%
Brocade Communications System, Inc. (a)	394,000	10,638,000
Cisco Systems, Inc. (a)	2,962,339	50,152,399
Lucent Technologies, Inc.	1,874,100	8,864,493
Nokia Corp. sponsored ADR	593,200	12,302,968
Tekelec (a)	816,500	9,357,090
UTStarcom, Inc. (a)	558,000	14,636,340
		105,951,290
Computers & Peripherals - 3.5%
Dell Computer Corp. (a)	1,633,900	42,661,129
EMC Corp. (a)	1,147,800	13,681,776
International Business Machines Corp.	664,900	69,149,600
NCR Corp. (a)	275,300	12,319,675
		137,812,180
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	319,600	11,173,216
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Anritsu Corp.	370,000	$ 2,928,760
Kyocera Corp.	83,800	5,866,000
		19,967,976
Internet Software & Services - 0.2%
Check Point Software Technologies Ltd. (a)	249,700	7,590,880
Semiconductor Equipment & Products - 7.9%
Altera Corp. (a)	474,400	10,375,128
Analog Devices, Inc. (a)	599,500	27,001,480
Applied Materials, Inc. (a)	208,900	11,337,003
Chartered Semiconductor Manufacturing Ltd. ADR (a)	453,000	12,190,230
Integrated Circuit Systems, Inc. (a)	341,280	6,962,112
Integrated Device Technology, Inc. (a)	521,500	17,334,660
Intel Corp.	3,150,900	95,818,869
International Rectifier Corp. (a)	316,900	14,390,429
LAM Research Corp. (a)	207,100	6,072,172
LTX Corp. (a)	719,000	19,549,610
Marvell Technology Group Ltd. (a)	340,300	14,905,140
Micrel, Inc. (a)	421,900	10,640,318
Micron Technology, Inc. (a)	637,340	20,968,486
QLogic Corp. (a)	174,000	8,616,480
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	342,400	7,104,800
Texas Instruments, Inc.	638,500	21,134,350
Tokyo Electron Ltd.	121,300	8,421,961
		312,823,228
Software - 6.3%
Adobe Systems, Inc.	349,300	14,073,297
BEA Systems, Inc. (a)	494,600	6,780,966
Microsoft Corp. (a)	3,554,049	214,344,693
Oracle Corp. (a)	994,500	12,729,600
		247,928,556
TOTAL INFORMATION TECHNOLOGY		832,074,110
MATERIALS - 0.9%
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	432,100	18,243,262
Metals & Mining - 0.4%
Placer Dome, Inc.	1,505,200	18,223,675
TOTAL MATERIALS		36,466,937
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.1%
AT&T Corp.	2,188,780	34,363,846
BellSouth Corp.	586,000	21,599,960
Korea Telecom Corp. sponsored ADR	426,600	10,229,868

	Shares	Value (Note 1)
SBC Communications, Inc.	541,700	$ 20,281,248
Verizon Communications, Inc.	777,500	35,492,875
		121,967,797
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	625,500	11,527,965
TOTAL TELECOMMUNICATION SERVICES		133,495,762
TOTAL COMMON STOCKS (Cost $3,534,610,747)		3,735,695,510
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 1.86% (b) (Cost $221,197,435)	221,197,435	221,197,435
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 3/29/02 due 4/1/02 (Cost $397,000)	$ 397,059	397,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,756,205,182)		3,957,289,945
NET OTHER ASSETS - (0.3)%		(11,889,740)
NET ASSETS - 100%		$ 3,945,400,205
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 1,441,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,731,025,444 and $1,876,072,115, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $137,623 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,882,000 or 0.1% of net assets.

Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $3,819,837,374. Net unrealized appreciation aggregated $137,452,571, of which $621,688,110 related to appreciated investment securities and $484,235,539 related to depreciated investment securities.

At September 30, 2001, the fund had a capital loss carryforward of approximately $78,295,000 all of which will expire on September 30, 2009.
The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $645,063,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,212,433 and repurchase agreements of $397,000) (cost $3,756,205,182) - See accompanying schedule		$ 3,957,289,945
Cash		814
Receivable for investments sold		22,762,892
Receivable for fund shares sold		1,257,071
Dividends receivable		4,170,343
Interest receivable		380,032
Other receivables		28,060
Total assets		3,985,889,157
Liabilities
Payable for investments purchased	$ 15,474,805
Payable for fund shares redeemed	2,344,194
Accrued management fee	1,319,712
Distribution fees payable	2,313
Other payables and accrued expenses	189,028
Collateral on securities loaned, at value	21,158,900
Total liabilities		40,488,952
Net Assets		$ 3,945,400,205
Net Assets consist of:
Paid in capital		$ 4,793,416,818
Undistributed net investment income		3,680,766
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,052,762,830)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		201,065,451
Net Assets		$ 3,945,400,205
Class O: Net Asset Value, offering price and redemption price per share ($3,934,205,926 ÷ 307,096,122 shares)		$ 12.81
Class N: Net Asset Value, offering price and redemption price per share ($11,194,279 ÷ 884,421 shares)		$ 12.66

Statement of Operations

	Six months ended March 31, 2002 (Unaudited)
Investment Income
Dividends		$ 21,555,355
Interest		2,019,006
Security lending		157,588
Total income		23,731,949
Expenses
Management fee	$ 8,847,485
Transfer agent fees	146,707
Distribution fees	11,543
Accounting and security lending fees	319,140
Non-interested trustees' compensation	4,777
Custodian fees and expenses	72,472
Registration fees	21,922
Audit	20,090
Legal	18,793
Miscellaneous	26,013
Total expenses before reductions	9,488,942
Expense reductions	(669,400)	8,819,542
Net investment income (loss)		14,912,407
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(250,063,608)
Foreign currency transactions	(3,579)
Total net realized gain (loss)		(250,067,187)
Change in net unrealized appreciation (depreciation) on: Investment securities	664,357,243
Assets and liabilities in foreign currencies	(7,507)
Total change in net unrealized appreciation (depreciation)		664,349,736
Net gain (loss)		414,282,549
Net increase (decrease) in net assets resulting from operations		$ 429,194,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2002 (Unaudited)	Year ended September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,912,407	$ 36,027,965
Net realized gain (loss)	(250,067,187)	(772,224,376)
Change in net unrealized appreciation (depreciation)	664,349,736	(1,269,642,810)
Net increase (decrease) in net assets resulting from operations	429,194,956	(2,005,839,221)
Distributions to shareholders from net investment income	(37,217,819)	(35,509,009)
Distributions to shareholders from net realized gain	-	(1,034,192,675)
Total distributions	(37,217,819)	(1,069,701,684)
Share transactions - net increase (decrease)	(86,355,798)	590,965,542
Total increase (decrease) in net assets	305,621,339	(2,484,575,363)
Net Assets
Beginning of period	3,639,778,866	6,124,354,229
End of period (including undistributed net investment income of $3,680,766 and undistributed net investment income of $25,986,178, respectively)	$ 3,945,400,205	$ 3,639,778,866

Financial Highlights - Class O

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 22.09	$ 26.54	$ 24.58	$ 25.08	$ 20.41
Income from Investment Operations
Net investment income (loss) E	.05	.12	.20	.42	.44	.49
Net realized and unrealized gain (loss)	1.32	(6.74)	(.77)	4.13	1.56	6.36
Total from investment operations	1.37	(6.62)	(.57)	4.55	2.00	6.85
Distributions from net investment income	(.12)	(.13)	(.44)	(.42)	(.47)	(.45)
Distributions from net realized gain	-	(3.78)	(3.44)	(2.17)	(2.03)	(1.73)
Total distributions	(.12)	(3.91)	(3.88)	(2.59)	(2.50)	(2.18)
Net asset value, end of period	$ 12.81	$ 11.56	$ 22.09	$ 26.54	$ 24.58	$ 25.08
Total Return B, C, D	11.87%	(34.55)%	(3.23)%	18.99%	8.72%	36.29%
Ratios to Average Net Assets F
Expenses before expense reductions	.48% A	.40%	.27%	.32%	.33%	.39%
Expenses net of voluntary waivers, if any	.48% A	.40%	.27%	.32%	.33%	.39%
Expenses net of all reductions	.45% A	.37%	.25%	.31%	.33%	.38%
Net investment income (loss)	.76% A	.75%	.85%	1.55%	1.71%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,934,206	$ 3,633,310	$ 6,121,273	$ 6,977,155	$ 6,206,058	$ 5,960,742
Portfolio turnover rate	94% A	119%	145%	36%	27%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	1.30	(6.66)	(.74)	(1.39)
Total from investment operations	1.29	(6.68)	(.75)	(1.31)
Distributions from net investment income	(.03)	(.04)	(.36)	-
Distributions from net realized gain	-	(3.78)	(3.44)	-
Total distributions	(.03)	(3.82)	(3.80)	-
Net asset value, end of period	$ 12.66	$ 11.40	$ 21.90	$ 26.45
Total Return B, C, D	11.32%	(35.10)%	(3.98)%	(4.72)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.36% A	1.30%	1.14%	1.18% A
Expenses net of voluntary waivers, if any	1.36% A	1.30%	1.14%	1.18% A
Expenses net of all reductions	1.32% A	1.27%	1.12%	1.17% A
Net investment income (loss)	(.12)% A	(.15)%	(.02)%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,194	$ 6,469	$ 3,081	$ 256
Portfolio turnover rate	94% A	119%	145%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investments March 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 1.3%
Michelin SA (Compagnie Generale des Etablissements) Series B	733,924	$ 27,816,872
TRW, Inc.	693,000	35,668,710
		63,485,582
Automobiles - 1.8%
Monaco Coach Corp. (a)(f)	1,703,450	41,393,835
Winnebago Industries, Inc. (f)	1,195,500	50,199,045
		91,592,880
Hotels, Restaurants & Leisure - 0.4%
Mandalay Resort Group (a)	655,900	20,136,130
Leisure Equipment & Products - 0.7%
Brunswick Corp.	692,700	18,924,564
Hasbro, Inc.	885,100	14,002,282
		32,926,846
Media - 2.8%
AOL Time Warner, Inc. (a)	2,085,000	49,310,250
Clear Channel Communications, Inc. (a)	4,000	205,640
Comcast Corp. Class A (special) (a)	1,470,900	46,774,620
Gannett Co., Inc.	193,200	14,702,520
Omnicom Group, Inc.	800	75,520
Tribune Co.	231,200	10,510,352
Viacom, Inc. Class B (non-vtg.) (a)	320,730	15,513,710
		137,092,612
Multiline Retail - 0.8%
Wal-Mart Stores, Inc.	689,100	42,234,939
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A (a)	251,500	7,746,200
Home Depot, Inc.	400,000	19,444,000
Lowe's Companies, Inc.	126,000	5,479,740
The Limited, Inc.	1,690,420	30,258,518
Williams-Sonoma, Inc. (a)	147,000	6,760,530
		69,688,988
Textiles & Apparel - 0.3%
Polo Ralph Lauren Corp. Class A (a)	589,200	17,192,856
TOTAL CONSUMER DISCRETIONARY		474,350,833
CONSUMER STAPLES - 17.5%
Beverages - 8.2%
Anheuser-Busch Companies, Inc.	264,900	13,827,780
Diageo PLC sponsored ADR	713,100	37,416,357
PepsiCo, Inc.	2,423,200	124,794,800
The Coca-Cola Co.	4,461,600	233,163,216
		409,202,153
Food Products - 1.0%
Kellogg Co.	457,800	15,368,346
Kraft Foods, Inc. Class A	891,200	34,444,880
		49,813,226

	Shares	Value (Note 1)
Household Products - 2.7%
Colgate-Palmolive Co.	1,187,300	$ 67,854,195
Procter & Gamble Co.	730,100	65,774,709
		133,628,904
Tobacco - 5.6%
Philip Morris Companies, Inc.	3,942,600	207,656,742
RJ Reynolds Tobacco Holdings, Inc.	239,000	15,475,250
UST, Inc.	1,521,800	59,243,674
		282,375,666
TOTAL CONSUMER STAPLES		875,019,949
ENERGY - 8.1%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	781,900	29,907,675
BJ Services Co. (a)	418,100	14,411,907
Nabors Industries, Inc. (a)	212,300	8,969,675
Noble Drilling Corp. (a)	303,000	12,541,170
Weatherford International, Inc. (a)	251,900	11,997,997
		77,828,424
Oil & Gas - 6.5%
ChevronTexaco Corp.	1,384,600	124,987,842
Conoco, Inc.	1,751,800	51,117,524
Exxon Mobil Corp.	1,889,200	82,803,636
Pennzoil-Quaker State Co.	218,900	4,699,783
Royal Dutch Petroleum Co. (NY Shares)	815,300	44,287,096
Valero Energy Corp.	335,900	16,633,768
		324,529,649
TOTAL ENERGY		402,358,073
FINANCIALS - 6.2%
Banks - 0.6%
Bank of America Corp.	138,500	9,420,770
Bank One Corp.	117,400	4,904,972
FleetBoston Financial Corp.	484,000	16,940,000
		31,265,742
Diversified Financials - 0.2%
American Express Co.	8,400	344,064
Charles Schwab Corp.	11,900	155,771
Citigroup, Inc.	83,600	4,139,872
Freddie Mac	23,640	1,498,067
Goldman Sachs Group, Inc.	12,600	1,137,150
J.P. Morgan Chase & Co.	33,600	1,197,840
Morgan Stanley Dean Witter & Co.	3,850	220,644
		8,693,408
Insurance - 5.4%
American International Group, Inc.	1,657,900	119,600,906
Berkshire Hathaway, Inc.:
Class A (a)	794	56,453,400
Class B (a)	22,700	53,776,300
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Cincinnati Financial Corp.	121,700	$ 5,313,422
Prudential Financial, Inc.	1,075,100	33,381,855
		268,525,883
TOTAL FINANCIALS		308,485,033
HEALTH CARE - 13.9%
Biotechnology - 1.0%
Geneprot, Inc. (e)	255,000	2,805,000
Gilead Sciences, Inc. (a)	1,086,200	39,092,338
MedImmune, Inc. (a)	63,000	2,477,790
Neurocrine Biosciences, Inc. (a)	172,200	6,989,598
		51,364,726
Health Care Equipment & Supplies - 2.6%
Biomet, Inc.	2,451,287	66,331,826
Zimmer Holdings, Inc. (a)	1,879,633	64,001,504
		130,333,330
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	484,431	34,341,314
Service Corp. International (SCI) (a)	5,926,700	31,411,510
		65,752,824
Pharmaceuticals - 9.0%
Bristol-Myers Squibb Co.	920,572	37,273,960
Eli Lilly & Co.	134,300	10,233,660
Forest Laboratories, Inc. (a)	671,700	54,877,890
Johnson & Johnson	963,400	62,572,830
King Pharmaceuticals, Inc. (a)	629,500	22,038,795
Pfizer, Inc.	3,515,000	139,686,100
Pharmacia Corp.	461,800	20,817,944
Schering-Plough Corp.	1,216,200	38,067,060
Wyeth	918,200	60,279,830
		445,848,069
TOTAL HEALTH CARE		693,298,949
INDUSTRIALS - 9.6%
Aerospace & Defense - 3.5%
Lockheed Martin Corp.	2,248,100	129,445,598
Northrop Grumman Corp.	395,100	44,666,055
		174,111,653
Airlines - 0.2%
AMR Corp. (a)	431,800	11,403,838
Commercial Services & Supplies - 1.6%
Allied Waste Industries, Inc. (a)	2,821,280	36,676,640
Avery Dennison Corp.	125,900	7,683,677
Cintas Corp.	226,700	11,303,262

	Shares	Value (Note 1)
Herman Miller, Inc.	662,383	$ 15,751,468
Paychex, Inc.	194,700	7,729,590
		79,144,637
Industrial Conglomerates - 2.8%
General Electric Co.	1,381,100	51,722,195
Textron, Inc.	959,000	49,004,900
Tyco International Ltd.	1,158,790	37,452,093
		138,179,188
Machinery - 0.2%
IDEX Corp.	218,100	8,069,700
Navistar International Corp.	93,100	4,124,330
		12,194,030
Marine - 0.1%
Alexander & Baldwin, Inc.	15,000	414,150
Tsakos Energy Navigation Ltd.	193,800	2,951,574
		3,365,724
Road & Rail - 1.2%
Canadian National Railway Co.	692,700	34,571,992
P.A.M. Transportation Services, Inc. (a)	150,400	3,805,120
Union Pacific Corp.	398,800	24,781,432
		63,158,544
TOTAL INDUSTRIALS		481,557,614
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.9%
Advanced Fibre Communication, Inc. (a)	362,400	6,954,456
Brocade Communications System, Inc. (a)	356,800	9,633,600
CIENA Corp. (a)	421,300	3,791,700
Cisco Systems, Inc. (a)	138,600	2,346,498
Corning, Inc.	251,900	1,919,478
Finisar Corp. (a)	1,713,800	13,196,260
JDS Uniphase Corp. (a)	608,700	3,585,243
Juniper Networks, Inc. (a)	84,000	1,060,080
McDATA Corp. Class B (a)	84,000	1,016,400
Netscreen Technologies, Inc.	159,400	2,654,010
QUALCOMM, Inc. (a)	4,200	158,088
		46,315,813
Computers & Peripherals - 0.9%
Dell Computer Corp. (a)	12,200	318,542
EMC Corp. (a)	649,900	7,746,808
International Business Machines Corp.	285,500	29,692,000
Western Digital Corp. (a)	1,584,000	9,868,320
		47,625,670
Electronic Equipment & Instruments - 1.7%
Arrow Electronics, Inc. (a)	1,393,000	38,962,210
Ingram Micro, Inc. Class A (a)	2,638,900	43,673,795
		82,636,005
Semiconductor Equipment & Products - 0.8%
Agere Systems, Inc. Class A	6,481,900	25,214,591
Applied Materials, Inc. (a)	100	5,427
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
ASML Holding NV (NY Shares) (a)	42,800	$ 1,085,836
Ibis Technology Corp. (a)	282,600	4,159,872
Infineon Technologies AG sponsored ADR	300	6,780
Intel Corp.	8,300	252,403
STMicroelectronics NV (NY Shares)	5,800	196,736
Texas Instruments, Inc.	225,400	7,460,740
United Microelectronics Corp. sponsored ADR	200	2,130
		38,384,515
Software - 9.7%
Microsoft Corp. (a)	8,015,570	483,419,025
VERITAS Software Corp. (a)	1,600	70,128
		483,489,153
TOTAL INFORMATION TECHNOLOGY		698,451,156
MATERIALS - 4.5%
Chemicals - 0.2%
Lyondell Chemical Co.	667,500	11,087,175
Containers & Packaging - 0.8%
Ball Corp.	270,500	12,773,010
Owens-Illinois, Inc. (a)	661,200	11,240,400
Sealed Air Corp. (a)	335,600	15,800,048
		39,813,458
Metals & Mining - 3.5%
Alcan, Inc.	816,900	32,299,860
Barrick Gold Corp.	3,213,700	58,766,298
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	390,400	6,878,848
Newmont Mining Corp.	566,700	15,691,923
Placer Dome, Inc.	4,833,300	58,517,464
		172,154,393
TOTAL MATERIALS		223,055,026
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 5.0%
AT&T Corp.	4,393,100	68,971,670
BellSouth Corp.	3,795,400	139,898,444
SBC Communications, Inc.	1,040,100	38,941,344
TeraBeam Networks (e)	19,200	4,800
		247,816,258
UTILITIES - 1.6%
Electric Utilities - 1.4%
Cinergy Corp.	957,400	34,227,050
TXU Corp.	701,200	38,222,412
		72,449,462
Gas Utilities - 0.2%
Kinder Morgan, Inc.	209,900	10,165,457
TOTAL UTILITIES		82,614,919
TOTAL COMMON STOCKS (Cost $4,067,607,740)		4,487,007,810
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e) (Cost $465,480)	27,000	$ 42,660
Corporate Bonds - 0.3%
Moody's Ratings (unaudited)	Principal Amount
Convertible Bonds - 0.2%
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18 (d)	Ba3	$ 19,620,000	9,619,686
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (d)	-	1,525,000	1,784,250
TOTAL CONVERTIBLE BONDS			11,403,936
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (c)	B3	5,000,000	4,250,000
TOTAL CORPORATE BONDS (Cost $16,501,732)			15,653,936
Money Market Funds - 11.7%
	Shares
Fidelity Cash Central Fund, 1.86% (b) (Cost $582,162,286)	582,162,286	582,162,286
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 3/29/02 due 4/1/02 (Cost $1,126,000)	$ 1,126,167	1,126,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $4,667,863,238)		5,085,992,692
NET OTHER ASSETS - (1.9)%		(95,345,500)
NET ASSETS - 100%		$ 4,990,647,192
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,403,936 or 0.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 465,480
Geneprot, Inc.	7/7/00	$ 1,402,500
TeraBeam Networks	4/7/00	$ 72,000
(f) Affiliated company
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Hutchinson Technology, Inc.	$ 1,994,871	$ 18,969,188	$ -	$ -
Ingram Micro, Inc. Class A	-	-	-	-
Monaco Coach Corp.	4,586,096	-	-	41,393,835
Western Digital Corp.	2,622,385	4,839,446	-	-
Winnebago Industries, Inc.	6,124,025	620,923	-	50,199,045
TOTALS	$ 15,327,377	$ 24,429,557	$ -	$ 91,592,880
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,567,604,991 and $5,679,141,487, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $506,791 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,852,460 or 0.1% of net assets.

Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $4,722,089,814. Net unrealized appreciation aggregated $363,902,878, of which $509,453,246 related to appreciated investment securities and $145,550,368 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $264,331,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,378,068 and repurchase agreements of $1,126,000) (cost $4,667,863,238) - See accompanying schedule		$ 5,085,992,692
Receivable for investments sold		169,770,487
Receivable for fund shares sold		652,114
Dividends receivable		5,171,097
Interest receivable		1,103,936
Other receivables		14,137
Total assets		5,262,704,463
Liabilities
Payable to custodian bank	$ 12,124
Payable for investments purchased	241,779,854
Payable for fund shares redeemed	1,226,878
Accrued management fee	1,633,256
Distribution fees payable	12,480
Other payables and accrued expenses	184,479
Collateral on securities loaned, at value	27,208,200
Total liabilities		272,057,271
Net Assets		$ 4,990,647,192
Net Assets consist of:
Paid in capital		$ 5,035,378,744
Undistributed net investment income		4,509,569
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(467,365,404)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		418,124,283
Net Assets		$ 4,990,647,192
Class O: Net Asset Value, offering price and redemption price per share ($4,930,295,622 ÷ 452,022,529 shares)		$ 10.91
Class N: Net Asset Value, offering price and redemption price per share ($60,351,570 ÷ 5,613,238 shares)		$ 10.75

Statement of Operations

	Six months ended March 31, 2002 (Unaudited)
Investment Income
Dividends		$ 26,948,389
Interest		4,681,567
Security lending		126,337
Total income		31,756,293
Expenses
Management fee	$ 14,328,618
Transfer agent fees	260,929
Distribution fees	63,932
Accounting and security lending fees	337,316
Non-interested trustees' compensation	8,852
Custodian fees and expenses	117,072
Registration fees	20,691
Audit	21,027
Legal	21,989
Miscellaneous	31,310
Total expenses before reductions	15,211,736
Expense reductions	(1,962,350)	13,249,386
Net investment income (loss)		18,506,907
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $2,916,318 on sales of investments in affiliated issuers)	(76,749,548)
Foreign currency transactions	(67,246)
Total net realized gain (loss)		(76,816,794)
Change in net unrealized appreciation (depreciation) on: Investment securities	449,376,953
Assets and liabilities in foreign currencies	14,762
Total change in net unrealized appreciation (depreciation)		449,391,715
Net gain (loss)		372,574,921
Net increase (decrease) in net assets resulting from operations		$ 391,081,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2002 (Unaudited)	Year ended September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,506,907	$ 35,985,464
Net realized gain (loss)	(76,816,794)	(177,679,714)
Change in net unrealized appreciation (depreciation)	449,391,715	(1,597,661,078)
Net increase (decrease) in net assets resulting from operations	391,081,828	(1,739,355,328)
Distributions to shareholders from net investment income	(44,922,326)	(31,124,388)
Distributions to shareholders from net realized gain	-	(702,043,526)
Total distributions	(44,922,326)	(733,167,914)
Share transactions - net increase (decrease)	82,374,118	772,468,684
Total increase (decrease) in net assets	428,533,620	(1,700,054,558)
Net Assets
Beginning of period	4,562,113,572	6,262,168,130
End of period (including undistributed net investment income of $4,509,569 and undistributed net investment income of $32,312,881, respectively)	$ 4,990,647,192	$ 4,562,113,572

Financial Highlights - Class O

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 16.13	$ 14.76	$ 14.07	$ 14.40	$ 11.61
Income from Investment Operations
Net investment income (loss) E	.04	.08	.06	.12	.18	.27
Net realized and unrealized gain (loss)	.83	(4.19)	2.85	3.73	.71	3.52
Total from investment operations	.87	(4.11)	2.91	3.85	.89	3.79
Distributions from net investment income	(.10)	(.08)	(.11)	(.12)	(.25)	(.25)
Distributions from net realized gain	-	(1.80)	(1.43)	(3.04)	(.97)	(.75)
Total distributions	(.10)	(1.88)	(1.54)	(3.16)	(1.22)	(1.00)
Net asset value, end of period	$ 10.91	$ 10.14	$ 16.13	$ 14.76	$ 14.07	$ 14.40
Total Return B, C, D	8.59%	(27.64)%	20.25%	30.06%	6.64%	34.72%
Ratios to Average Net Assets F
Expenses before expense reductions	.61% A	.60%	.58%	.48%	.48%	.54%
Expenses net of voluntary waivers, if any	.61% A	.60%	.58%	.48%	.48%	.54%
Expenses net of all reductions	.53% A	.55%	.56%	.47%	.48%	.53%
Net investment income (loss)	.76% A	.67%	.37%	.79%	1.23%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,930,296	$ 4,523,725	$ 6,242,943	$ 5,226,303	$ 3,969,409	$ 3,609,144
Portfolio turnover rate	252% A	196%	113%	77%	106%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.08)	.00
Net realized and unrealized gain (loss)	.81	(4.14)	2.83	(.63)
Total from investment operations	.80	(4.17)	2.75	(.63)
Distributions from net investment income	(.02)	-	(.10)	-
Distributions from net realized gain	-	(1.80)	(1.43)	-
Total distributions	(.02)	(1.80)	(1.53)	-
Net asset value, end of period	$ 10.75	$ 9.97	$ 15.94	$ 14.72
Total Return B, C, D	8.03%	(28.32)%	19.13%	(4.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.49% A	1.50%	1.45%	1.35% A
Expenses net of voluntary waivers, if any	1.49% A	1.50%	1.45%	1.35% A
Expenses net of all reductions	1.41% A	1.44%	1.43%	1.33% A
Net investment income (loss)	(.12)% A	(.23)%	(.51)%	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,352	$ 38,389	$ 19,225	$ 1,524
Portfolio turnover rate	252% A	196%	113%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Destiny I and Destiny II with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Destiny I	.17%	.28%	.45%
Destiny II	.30%	.28%	.58%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted a Distribution and Service Plan for Class N. During the period, Class N of each fund paid Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee

Semiannual Report

based on an annual rate of .25% of average net assets. For the period, Class N of each fund paid FDC as follows.

Paid to FDC
Destiny I	$ 11,543
Destiny II	$ 63,932

Transfer Agent Fees. Fidelity Service Company, Inc., (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' monthly average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I	Amount	% of Average Net Assets
Class O	$ 117,801.01
Class N	28,906.63
	$ 146,707
Destiny II	Amount	% of Average Net Assets
Class O	$ 100,729.01
Class N	160,200.63
	$ 260,929

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Destiny I	$ 2,364,189
Destiny II	$ 5,145,101

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction	Transfer Agent expense reduction

Destiny I	$ 668,392	$ 902	$ -
Class O	-	-	106
Destiny II	1,950,987	11,363	-
Class O	-	-	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Destiny I	Six months ended March 31, 2002	Year ended September 30, 2001
From net investment income
Class O	$ 37,196,544	$ 35,501,102
Class N	21,275	7,907
Total	$ 37,217,819	$ 35,509,009
From net realized gain
Class O	$ -	$ 1,033,475,114
Class N	-	717,561
Total	$ -	$ 1,034,192,675
	$ 37,217,819	$ 1,069,701,684

Destiny II	Six months ended March 31, 2002	Year ended September 30, 2001
From net investment income
Class O	$ 44,830,641	$ 31,124,388
Class N	91,685	-
Total	$ 44,922,326	$ 31,124,388
From net realized gain
Class O	$ -	$ 699,284,611
Class N	-	2,758,915
Total	$ -	$ 702,043,526
	$ 44,922,326	$ 733,167,914

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31,	Year ended September 30,	Six months ended March 31,	Year ended September 30,
Destiny I	2002	2001	2002	2001

Class O Shares sold	4,974,625	10,684,344	$ 62,316,746	$ 163,882,083
Reinvestment of distributions	2,462,453	57,185,298	30,879,139	892,089,670
Shares redeemed	(14,525,590)	(30,751,922)	(183,460,775)	(471,359,914)
Net increase (decrease)	(7,088,512)	37,117,720	$ (90,264,890)	$ 584,611,839
Class N Shares sold	346,957	407,590	$ 4,283,370	$ 6,031,201
Reinvestment of distributions	1,540	46,623	19,130	721,734
Shares redeemed	(31,562)	(27,460)	(393,408)	(399,232)
Net increase (decrease)	316,935	426,753	$ 3,909,092	$ 6,353,703
	Shares		Dollars
	Six months ended March 31,	Year ended September 30,	Six months ended March 31,	Year ended September 30,
Destiny II	2002	2001	2002	2001

Class O Shares sold	16,086,375	33,276,875	$ 173,456,464	$ 410,790,176
Reinvestment of distributions	3,811,148	56,257,158	41,011,228	700,402,602
Shares redeemed	(13,897,093)	(30,459,153)	(150,837,532)	(370,432,873)
Net increase (decrease)	6,000,430	59,074,880	$ 63,630,160	$ 740,759,905
Class N Shares sold	1,880,830	2,593,284	$ 19,998,398	$ 31,000,468
Reinvestment of distributions	7,366	223,123	78,293	2,751,105
Shares redeemed	(124,867)	(172,711)	(1,332,733)	(2,042,794)
Net increase (decrease)	1,763,329	2,643,696	$ 18,743,958	$ 31,708,779

10. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny I - Class O
Destiny II - Class O

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(Recycle graphic)   Printed on recycled paper
6i-156576

DES-SANN-0502

1.702317.104